CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Aerospace & Defense — 1.1%
AAR Corp.(1)	3,429	$ 224,119
AeroVironment, Inc.(1)	2,652	531,726
AerSale Corp.(1)	2,566	12,958
Archer Aviation, Inc., Class A(1)	22,873	69,305
Astronics Corp.(1)	2,722	53,025
Byrna Technologies, Inc.(1)	1,694	28,747
Cadre Holdings, Inc.	2,551	96,810
Ducommun, Inc.(1)	1,312	86,369
Eve Holding, Inc.(1)(2)	1,495	4,844
Intuitive Machines, Inc.(1)(2)	2,789	22,451
Kratos Defense & Security Solutions, Inc.(1)	14,989	349,244
Leonardo DRS, Inc.(1)	7,213	203,551
Mercury Systems, Inc.(1)	5,371	198,727
Moog, Inc., Class A	2,878	581,414
National Presto Industries, Inc.	534	40,125
Park Aerospace Corp.	1,804	23,506
Redwire Corp.(1)(2)	1,451	9,968
Rocket Lab USA, Inc.(1)(2)	34,087	331,667
Terran Orbital Corp.(1)	8,404	2,111
Triumph Group, Inc.(1)	7,433	95,811
V2X, Inc.(1)	1,194	66,697
Virgin Galactic Holdings, Inc.(1)	1,698	10,358
VirTra, Inc.(1)(2)	1,036	6,444
		$3,049,977
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$90,696
Forward Air Corp.(2)	2,600	92,040
Hub Group, Inc., Class A	5,981	271,836
Radiant Logistics, Inc.(1)	3,434	22,081
		$476,653
Automobile Components — 1.2%
Adient PLC(1)	9,122	$205,884
American Axle & Manufacturing Holdings, Inc.(1)	11,349	70,137
Cooper-Standard Holdings, Inc.(1)	1,396	19,363
Dana, Inc.	12,963	136,889
Dorman Products, Inc.(1)	2,618	296,148
Fox Factory Holding Corp.(1)	4,143	171,934
Gentherm, Inc.(1)	3,079	143,327
Goodyear Tire & Rubber Co.(1)	28,100	248,685
Holley, Inc.(1)	5,177	15,272
LCI Industries	2,465	297,131
Luminar Technologies, Inc.(1)(2)	32,770	29,483
Modine Manufacturing Co.(1)	5,138	682,275
Patrick Industries, Inc.	2,123	302,252
Phinia, Inc.	4,450	204,833
Solid Power, Inc.(1)(2)	15,286	20,636
Standard Motor Products, Inc.	2,104	69,853
Security	Shares	Value
Automobile Components (continued)
Stoneridge, Inc.(1)	2,594	$ 29,027
Visteon Corp.(1)	2,673	254,577
XPEL, Inc.(1)	2,559	110,984
		$ 3,308,690
Automobiles — 0.1%
Canoo, Inc.(1)	5,821	$ 5,725
Livewire Group, Inc.(1)(2)	1,992	12,151
Winnebago Industries, Inc.	2,950	171,425
		$189,301
Banks — 9.3%
1st Source Corp.	1,859	$111,317
ACNB Corp.	862	37,644
Amalgamated Financial Corp.	1,744	54,709
Amerant Bancorp, Inc.	2,588	55,306
Ameris Bancorp	6,669	416,079
Ames National Corp.	711	12,962
Arrow Financial Corp.	1,663	47,662
Associated Banc-Corp.	15,171	326,783
Atlantic Union Bankshares Corp.	9,060	341,290
Axos Financial, Inc.(1)	5,463	343,513
Banc of California, Inc.	14,080	207,398
BancFirst Corp.	1,952	205,448
Bancorp, Inc.(1)	4,900	262,150
Bank First Corp.	921	83,535
Bank of Hawaii Corp.	3,829	240,346
Bank of Marin Bancorp	1,552	31,180
Bank of NT Butterfield & Son Ltd.	4,557	168,062
Bank7 Corp.	308	11,541
BankUnited, Inc.	7,307	266,267
Bankwell Financial Group, Inc.	423	12,669
Banner Corp.	3,404	202,742
Bar Harbor Bankshares	1,466	45,211
Baycom Corp.	964	22,866
BCB Bancorp, Inc.	1,078	13,303
Berkshire Hills Bancorp, Inc.	4,382	118,007
Blue Foundry Bancorp(1)	2,149	22,027
Bridgewater Bancshares, Inc.(1)	1,907	27,022
Brookline Bancorp, Inc.	8,680	87,581
Burke & Herbert Financial Services Corp.	1,372	83,678
Business First Bancshares, Inc.	2,368	60,787
Byline Bancorp, Inc.	3,051	81,675
Cadence Bank	18,456	587,824
California BanCorp(1)	2,383	35,245
Camden National Corp.	1,409	58,220
Capital Bancorp, Inc.	945	24,296
Capital City Bank Group, Inc.	1,232	43,477
Capitol Federal Financial, Inc.	12,693	74,127
Carter Bankshares, Inc.(1)	1,998	34,745
Cathay General Bancorp	7,052	302,883

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Central Pacific Financial Corp.	2,703	$ 79,766
Chemung Financial Corp.	289	13,878
ChoiceOne Financial Services, Inc.(2)	577	17,835
Citizens & Northern Corp.	1,548	30,480
Citizens Financial Services, Inc.	361	21,209
City Holding Co.	1,513	177,611
Civista Bancshares, Inc.	1,318	23,487
CNB Financial Corp.	2,047	49,251
Coastal Financial Corp.(1)	1,076	58,093
Colony Bankcorp, Inc.	1,228	19,059
Columbia Financial, Inc.(1)	3,075	52,490
Community Financial System, Inc.	5,300	307,771
Community Trust Bancorp, Inc.	1,609	79,903
Community West Bancshares	1,475	28,409
ConnectOne Bancorp, Inc.	3,685	92,309
CrossFirst Bankshares, Inc.(1)	4,396	73,369
Customers Bancorp, Inc.(1)	2,844	132,104
CVB Financial Corp.	12,981	231,321
Dime Community Bancshares, Inc.	3,477	100,138
Eagle Bancorp, Inc.	3,047	68,801
Eastern Bankshares, Inc.	19,549	320,408
Enterprise Bancorp, Inc.	790	25,248
Enterprise Financial Services Corp.	3,608	184,946
Equity Bancshares, Inc., Class A	1,296	52,980
Esquire Financial Holdings, Inc.	711	46,364
ESSA Bancorp, Inc.	718	13,800
Farmers & Merchants Bancorp, Inc.	1,340	37,051
Farmers National Banc Corp.	3,664	55,400
FB Financial Corp.	3,528	165,569
Fidelity D&D Bancorp, Inc.	385	18,996
Financial Institutions, Inc.	1,360	34,639
First Bancorp, Inc.	1,085	28,557
First BanCorp./Puerto Rico	16,120	341,260
First Bancorp/Southern Pines NC	3,957	164,572
First Bancshares, Inc.	3,016	96,904
First Bank/Hamilton	2,134	32,437
First Busey Corp.	5,163	134,341
First Business Financial Services, Inc.	601	27,400
First Commonwealth Financial Corp.	10,176	174,518
First Community Bankshares, Inc.	1,752	75,599
First Financial Bancorp	9,252	233,428
First Financial Bankshares, Inc.	13,183	487,903
First Financial Corp.	1,159	50,822
First Financial Northwest, Inc.	686	15,449
First Foundation, Inc.	4,983	31,094
First Internet Bancorp	795	27,237
First Interstate BancSystem, Inc., Class A	8,039	246,637
First Merchants Corp.	5,714	212,561
First Mid Bancshares, Inc.	2,306	89,726
First of Long Island Corp.	2,051	26,396
First Western Financial, Inc.(1)	592	11,840
Security	Shares	Value
Banks (continued)
Five Star Bancorp	1,690	$ 50,244
Flushing Financial Corp.	2,869	41,830
FS Bancorp, Inc.	547	24,336
Fulton Financial Corp.	18,395	333,501
FVCBankcorp, Inc.(1)	1,120	14,616
German American Bancorp, Inc.	2,788	108,035
Glacier Bancorp, Inc.	11,542	527,469
Great Southern Bancorp, Inc.	796	45,619
Greene County Bancorp, Inc.	508	15,697
Guaranty Bancshares, Inc.	732	25,166
Hancock Whitney Corp.	8,662	443,235
Hanmi Financial Corp.	3,003	55,856
HarborOne Bancorp, Inc.	3,960	51,401
HBT Financial, Inc.	1,324	28,969
Heartland Financial USA, Inc.	4,203	238,310
Heritage Commerce Corp.	5,845	57,749
Heritage Financial Corp.	3,423	74,519
Hilltop Holdings, Inc.	4,643	149,319
Hingham Institution For Savings(2)	147	35,767
Home Bancorp, Inc.	638	28,442
Home BancShares, Inc.	19,091	517,175
HomeStreet, Inc.	1,583	24,948
HomeTrust Bancshares, Inc.	1,493	50,881
Hope Bancorp, Inc.	11,475	144,126
Horizon Bancorp, Inc.	4,256	66,181
Independent Bank Corp./MA	4,159	245,922
Independent Bank Corp./MI	1,993	66,467
Independent Bank Group, Inc.	3,597	207,403
International Bancshares Corp.	5,365	320,773
Investar Holding Corp.	906	17,576
John Marshall Bancorp, Inc.	1,260	24,923
Kearny Financial Corp.	5,244	36,026
Lakeland Financial Corp.	2,469	160,781
LCNB Corp.	873	13,156
LINKBANCORP, Inc.	2,168	13,897
Live Oak Bancshares, Inc.	3,345	158,453
Mercantile Bank Corp.	1,548	67,679
Metrocity Bankshares, Inc.	1,802	55,177
Metropolitan Bank Holding Corp.(1)	1,034	54,368
Mid Penn Bancorp, Inc.	1,515	45,192
Middlefield Banc Corp.	649	18,691
Midland States Bancorp, Inc.	2,135	47,781
MidWestOne Financial Group, Inc.	1,404	40,056
MVB Financial Corp.	1,120	21,683
National Bank Holdings Corp., Class A	3,662	154,170
National Bankshares, Inc.	477	14,262
NB Bancorp, Inc.(1)(2)	3,814	70,788
NBT Bancorp, Inc.	4,505	199,256
New York Community Bancorp, Inc.(2)	25,692	288,521
Nicolet Bankshares, Inc.	1,270	121,450
Northeast Bank	765	59,004

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Northeast Community Bancorp, Inc.	1,105	$ 29,227
Northfield Bancorp, Inc.	3,620	41,992
Northrim BanCorp, Inc.	455	32,405
Northwest Bancshares, Inc.	12,670	169,525
Norwood Financial Corp.	609	16,796
Oak Valley Bancorp	556	14,773
OceanFirst Financial Corp.	5,792	107,673
OFG Bancorp	4,635	208,204
Old National Bancorp	31,876	594,806
Old Second Bancorp, Inc.	4,314	67,255
Orange County Bancorp, Inc.	422	25,455
Origin Bancorp, Inc.	2,901	93,296
Orrstown Financial Services, Inc.	1,593	57,284
Pacific Premier Bancorp, Inc.	9,382	236,051
Park National Corp.	1,425	239,371
Parke Bancorp, Inc.	758	15,842
Pathward Financial, Inc.	2,503	165,223
PCB Bancorp	873	16,404
Peapack-Gladstone Financial Corp.	1,683	46,131
Peoples Bancorp of North Carolina, Inc.	446	11,324
Peoples Bancorp, Inc.	3,365	101,253
Peoples Financial Services Corp.	901	42,239
Pioneer Bancorp, Inc.(1)	918	10,070
Plumas Bancorp	452	18,433
Ponce Financial Group, Inc.(1)	1,689	19,744
Preferred Bank/Los Angeles	1,331	106,813
Premier Financial Corp.	3,489	81,922
Primis Financial Corp.	1,573	19,159
Princeton Bancorp, Inc.	420	15,532
Provident Bancorp, Inc.(1)	1,536	16,573
Provident Financial Services, Inc.	12,458	231,220
QCR Holdings, Inc.	1,639	121,335
RBB Bancorp	1,736	39,963
Red River Bancshares, Inc.	422	21,944
Renasant Corp.	6,235	202,638
Republic Bancorp, Inc., Class A	737	48,126
S&T Bancorp, Inc.	3,866	162,256
Sandy Spring Bancorp, Inc.	4,359	136,742
Seacoast Banking Corp. of Florida	8,276	220,555
ServisFirst Bancshares, Inc.	5,088	409,330
Shore Bancshares, Inc.	3,085	43,159
Sierra Bancorp	1,243	35,898
Simmons First National Corp., Class A	12,555	270,435
SmartFinancial, Inc.	1,564	45,575
South Plains Financial, Inc.	1,206	40,908
Southern First Bancshares, Inc.(1)	613	20,891
Southern Missouri Bancorp, Inc.	983	55,530
Southern States Bancshares, Inc.	620	19,053
Southside Bancshares, Inc.	2,903	97,047
SouthState Corp.	7,705	748,772
Stellar Bancorp, Inc.	4,840	125,308
Security	Shares	Value
Banks (continued)
Sterling Bancorp, Inc.(1)	1,284	$ 5,842
Stock Yards Bancorp, Inc.	2,508	155,471
Texas Capital Bancshares, Inc.(1)	4,698	335,719
Third Coast Bancshares, Inc.(1)	958	25,646
Timberland Bancorp, Inc.	623	18,852
Tompkins Financial Corp.	1,378	79,635
Towne Bank	6,978	230,693
TriCo Bancshares	3,089	131,746
Triumph Financial, Inc.(1)	2,209	175,704
TrustCo Bank Corp.	1,927	63,726
Trustmark Corp.	6,050	192,511
UMB Financial Corp.	4,544	477,620
United Bankshares, Inc.	13,395	496,954
United Community Banks, Inc.	12,118	352,391
Unity Bancorp, Inc.	528	17,984
Univest Financial Corp.	2,862	80,537
USCB Financial Holdings, Inc.	808	12,322
Valley National Bancorp	43,720	396,103
Veritex Holdings, Inc.	5,216	137,285
Virginia National Bankshares Corp.	390	16,244
WaFd, Inc.	6,537	227,814
Washington Trust Bancorp, Inc.	1,669	53,758
WesBanco, Inc.	5,737	170,848
West BanCorp, Inc.	1,387	26,367
Westamerica BanCorp	2,600	128,492
WSFS Financial Corp.	6,027	307,317
		$25,994,830
Beverages — 0.3%
Duckhorn Portfolio, Inc.(1)	4,331	$25,163
MGP Ingredients, Inc.(2)	1,388	115,551
National Beverage Corp.	2,357	110,637
Primo Water Corp.	15,631	394,683
Vita Coco Co., Inc.(1)	3,760	106,446
		$752,480
Biotechnology — 8.5%
2seventy bio, Inc.(1)(2)	4,148	$19,579
4D Molecular Therapeutics, Inc.(1)	4,882	52,774
89bio, Inc.(1)	7,886	58,356
Absci Corp.(1)	7,824	29,888
ACADIA Pharmaceuticals, Inc.(1)	11,724	180,315
ACELYRIN, Inc.(1)	7,243	35,708
Achieve Life Sciences, Inc.(1)	3,374	15,993
Acrivon Therapeutics, Inc.(1)	695	4,865
Actinium Pharmaceuticals, Inc.(1)	2,148	4,038
Acumen Pharmaceuticals, Inc.(1)(2)	4,110	10,193
ADC Therapeutics SA(1)	6,859	21,606
ADMA Biologics, Inc.(1)	22,814	456,052
Adverum Biotechnologies, Inc.(1)(2)	2,038	14,307
Aerovate Therapeutics, Inc.(1)	772	1,613

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Agenus, Inc.(1)(2)	1,704	$ 9,338
Agios Pharmaceuticals, Inc.(1)	5,519	245,209
Akebia Therapeutics, Inc.(1)(2)	20,380	26,902
Akero Therapeutics, Inc.(1)	6,642	190,559
Aldeyra Therapeutics, Inc.(1)	3,846	20,730
Alector, Inc.(1)	8,175	38,096
Alkermes PLC(1)	16,721	468,021
Allogene Therapeutics, Inc.(1)	13,004	36,411
Altimmune, Inc.(1)(2)	6,955	42,704
ALX Oncology Holdings, Inc.(1)(2)	2,790	5,078
Amicus Therapeutics, Inc.(1)	29,416	314,163
AnaptysBio, Inc.(1)	1,917	64,220
Anavex Life Sciences Corp.(1)	6,976	39,624
Anika Therapeutics, Inc.(1)	1,202	29,689
Annexon, Inc.(1)	9,689	57,359
Apogee Therapeutics, Inc.(1)(2)	3,839	225,503
Applied Therapeutics, Inc.(1)	9,419	80,062
Arbutus Biopharma Corp.(1)	12,624	48,602
Arcellx, Inc.(1)	4,367	364,688
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,317	53,778
Arcus Biosciences, Inc.(1)	5,242	80,150
Arcutis Biotherapeutics, Inc.(1)	10,408	96,794
Ardelyx, Inc.(1)	23,865	164,430
ArriVent Biopharma, Inc.(1)(2)	2,854	67,069
Arrowhead Pharmaceuticals, Inc.(1)	11,686	226,358
ARS Pharmaceuticals, Inc.(1)(2)	4,821	69,905
Artiva Biotherapeutics, Inc.(1)	1,424	22,001
Astria Therapeutics, Inc.(1)	4,971	54,731
Atossa Therapeutics, Inc.(1)	12,392	18,836
Aura Biosciences, Inc.(1)	4,544	40,487
Aurinia Pharmaceuticals, Inc.(1)	13,454	98,618
Avid Bioservices, Inc.(1)(2)	6,166	70,169
Avidity Biosciences, Inc.(1)	10,945	502,704
Avita Medical, Inc.(1)(2)	2,076	22,255
Beam Therapeutics, Inc.(1)(2)	7,503	183,824
BioCryst Pharmaceuticals, Inc.(1)	20,932	159,083
Biohaven Ltd.(1)	7,607	380,122
Biomea Fusion, Inc.(1)(2)	2,800	28,280
Black Diamond Therapeutics, Inc.(1)	3,639	15,830
Bluebird Bio, Inc.(1)(2)	19,097	9,921
Blueprint Medicines Corp.(1)	6,369	589,132
Boundless Bio, Inc.(1)	618	2,144
Bridgebio Pharma, Inc.(1)	14,240	362,550
C4 Therapeutics, Inc.(1)	5,744	32,741
Cabaletta Bio, Inc.(1)(2)	3,452	16,293
Candel Therapeutics, Inc.(1)(2)	1,941	13,451
Capricor Therapeutics, Inc.(1)	2,487	37,827
Cardiff Oncology, Inc.(1)(2)	3,838	10,247
CareDx, Inc.(1)	5,133	160,278
Cargo Therapeutics, Inc.(1)(2)	3,478	64,169
Caribou Biosciences, Inc.(1)	7,487	14,675
Security	Shares	Value
Biotechnology (continued)
Cartesian Therapeutics, Inc.(1)(2)	708	$ 11,413
Catalyst Pharmaceuticals, Inc.(1)	11,116	220,986
Celcuity, Inc.(1)	2,289	34,129
Celldex Therapeutics, Inc.(1)	6,544	222,431
Century Therapeutics, Inc.(1)(2)	905	1,548
CervoMed, Inc.(1)	529	7,723
CG Oncology, Inc.(1)	4,805	181,293
Cibus, Inc.(1)	1,466	4,779
Cogent Biosciences, Inc.(1)	9,296	100,397
Coherus Biosciences, Inc.(1)(2)	9,819	10,212
Compass Therapeutics, Inc.(1)	7,536	13,866
Corbus Pharmaceuticals Holdings, Inc.(1)	996	20,547
Crinetics Pharmaceuticals, Inc.(1)	7,883	402,821
Cullinan Therapeutics, Inc.(1)	5,240	87,718
Cytokinetics, Inc.(1)	11,578	611,318
Day One Biopharmaceuticals, Inc.(1)(2)	5,085	70,834
Denali Therapeutics, Inc.(1)	12,592	366,805
Design Therapeutics, Inc.(1)	2,570	13,827
Dianthus Therapeutics, Inc.(1)	2,342	64,124
Disc Medicine, Inc.(1)	1,999	98,231
Dynavax Technologies Corp.(1)	12,878	143,461
Dyne Therapeutics, Inc.(1)	7,906	283,984
Editas Medicine, Inc.(1)	8,245	28,115
Elevation Oncology, Inc.(1)	5,111	3,066
Eliem Therapeutics, Inc.(1)(2)	2,981	15,173
Enanta Pharmaceuticals, Inc.(1)	1,973	20,440
Entrada Therapeutics, Inc.(1)	2,417	38,624
Erasca, Inc.(1)	17,980	49,085
Fate Therapeutics, Inc.(1)	8,358	29,253
Fennec Pharmaceuticals, Inc.(1)(2)	1,499	7,495
Fibrobiologics, Inc.(1)(2)	2,493	7,703
Foghorn Therapeutics, Inc.(1)	1,534	14,282
Galectin Therapeutics, Inc.(1)	1,995	5,486
Generation Bio Co.(1)	3,277	8,094
Geron Corp.(1)	58,953	267,647
Greenwich Lifesciences, Inc.(1)(2)	585	8,406
Gyre Therapeutics, Inc.(1)(2)	683	8,565
Halozyme Therapeutics, Inc.(1)	12,637	723,342
Heron Therapeutics, Inc.(1)(2)	11,502	22,889
HilleVax, Inc.(1)	2,714	4,777
Humacyte, Inc.(1)(2)	8,612	46,849
Ideaya Biosciences, Inc.(1)	8,418	266,682
IGM Biosciences, Inc.(1)(2)	1,327	21,949
ImmunityBio, Inc.(1)(2)	13,724	51,053
Immunome, Inc.(1)(2)	5,036	73,626
Immunovant, Inc.(1)	5,585	159,228
Inhibrx Biosciences, Inc.(1)	853	13,358
Inmune Bio, Inc.(1)(2)	1,196	6,446
Inovio Pharmaceuticals, Inc.(1)	2,488	14,381
Inozyme Pharma, Inc.(1)(2)	4,805	25,130
Insmed, Inc.(1)	15,921	1,162,233

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Intellia Therapeutics, Inc.(1)(2)	9,760	$ 200,568
Invivyd, Inc.(1)	7,770	7,925
Iovance Biotherapeutics, Inc.(1)(2)	24,805	232,919
Ironwood Pharmaceuticals, Inc.(1)	13,773	56,745
iTeos Therapeutics, Inc.(1)	2,444	24,953
Janux Therapeutics, Inc.(1)	2,747	124,796
Jasper Therapeutics, Inc.(1)(2)	1,109	20,860
KalVista Pharmaceuticals, Inc.(1)(2)	3,731	43,205
Keros Therapeutics, Inc.(1)	2,887	167,648
Kiniksa Pharmaceuticals International PLC(1)(2)	3,649	91,189
Kodiak Sciences, Inc.(1)	2,568	6,702
Korro Bio, Inc.(1)	598	19,985
Krystal Biotech, Inc.(1)	2,513	457,441
Kura Oncology, Inc.(1)	7,304	142,720
Kymera Therapeutics, Inc.(1)(2)	4,506	213,269
Kyverna Therapeutics, Inc.(1)	1,649	8,064
Larimar Therapeutics, Inc.(1)	4,121	26,993
LENZ Therapeutics, Inc.(2)	1,231	29,224
Lexeo Therapeutics, Inc.(1)(2)	2,387	21,578
Lexicon Pharmaceuticals, Inc.(1)(2)	8,867	13,921
Lineage Cell Therapeutics, Inc.(1)(2)	10,656	9,647
Lyell Immunopharma, Inc.(1)	17,114	23,617
MacroGenics, Inc.(1)	6,300	20,727
Madrigal Pharmaceuticals, Inc.(1)(2)	1,777	377,115
MannKind Corp.(1)	25,517	160,502
MeiraGTx Holdings PLC(1)	2,356	9,825
Mersana Therapeutics, Inc.(1)	9,896	18,703
Metagenomi, Inc.(1)	618	1,341
MiMedx Group, Inc.(1)	11,316	66,878
Mineralys Therapeutics, Inc.(1)(2)	2,798	33,884
Mirum Pharmaceuticals, Inc.(1)	3,843	149,877
Monte Rosa Therapeutics, Inc.(1)(2)	4,184	22,175
Myriad Genetics, Inc.(1)	8,747	239,580
Neurogene, Inc.(1)(2)	1,009	42,338
Nkarta, Inc.(1)	5,184	23,432
Novavax, Inc.(1)	13,839	174,787
Nurix Therapeutics, Inc.(1)	6,468	145,336
Nuvalent, Inc., Class A(1)	3,509	358,971
Ocugen, Inc.(1)	25,068	24,872
Olema Pharmaceuticals, Inc.(1)(2)	3,912	46,709
Organogenesis Holdings, Inc.(1)	5,386	15,404
ORIC Pharmaceuticals, Inc.(1)	6,032	61,828
Outlook Therapeutics, Inc.(1)	607	3,241
Ovid Therapeutics, Inc.(1)	4,924	5,810
PepGen, Inc.(1)	1,175	10,046
Perspective Therapeutics, Inc.(1)(2)	5,476	73,105
Poseida Therapeutics, Inc.(1)	5,612	16,050
Praxis Precision Medicines, Inc.(1)	1,689	97,185
Precigen, Inc.(1)	13,542	12,826
Prelude Therapeutics, Inc.(1)(2)	819	1,695
Prime Medicine, Inc.(1)(2)	3,901	15,097
Security	Shares	Value
Biotechnology (continued)
ProKidney Corp.(1)	10,523	$ 20,204
Protagonist Therapeutics, Inc.(1)	5,912	266,040
Prothena Corp. PLC(1)	4,368	73,077
PTC Therapeutics, Inc.(1)	7,715	286,226
Puma Biotechnology, Inc.(1)	4,055	10,340
Pyxis Oncology, Inc.(1)(2)	4,784	17,557
Q32 Bio, Inc.(1)(2)	591	26,370
Rapt Therapeutics, Inc.(1)	2,913	5,855
Recursion Pharmaceuticals, Inc., Class A(1)	24,155	159,181
REGENXBIO, Inc.(1)	4,037	42,348
Regulus Therapeutics, Inc.(1)	6,187	9,714
Relay Therapeutics, Inc.(1)	8,970	63,508
Renovaro, Inc.(1)	4,777	2,309
Replimune Group, Inc.(1)	6,167	67,590
REVOLUTION Medicines, Inc.(1)	15,156	687,325
Rhythm Pharmaceuticals, Inc.(1)	5,546	290,555
Rigel Pharmaceuticals, Inc.(1)	1,481	23,963
Rocket Pharmaceuticals, Inc.(1)	6,494	119,944
Sage Therapeutics, Inc.(1)	5,253	37,927
Sana Biotechnology, Inc.(1)(2)	12,952	53,880
Savara, Inc.(1)	11,689	49,561
Scholar Rock Holding Corp.(1)(2)	6,939	55,581
Sera Prognostics, Inc., Class A(1)(2)	2,704	21,091
Shattuck Labs, Inc.(1)	3,832	13,374
Skye Bioscience, Inc.(1)(2)	1,687	6,596
Soleno Therapeutics, Inc.(1)	2,155	108,806
Solid Biosciences, Inc.(1)	2,206	15,376
SpringWorks Therapeutics, Inc.(1)(2)	6,947	222,582
Spyre Therapeutics, Inc.(1)(2)	3,392	99,759
Stoke Therapeutics, Inc.(1)	3,484	42,818
Summit Therapeutics, Inc.(1)	8,577	187,836
Sutro Biopharma, Inc.(1)	6,622	22,912
Syndax Pharmaceuticals, Inc.(1)	7,858	151,267
Tango Therapeutics, Inc.(1)(2)	4,378	33,711
Taysha Gene Therapies, Inc.(1)	15,672	31,501
Tenaya Therapeutics, Inc.(1)	3,317	6,402
Tevogen Bio Holdings, Inc.(1)	2,143	789
TG Therapeutics, Inc.(1)(2)	14,143	330,805
Tourmaline Bio, Inc.	2,262	58,156
Travere Therapeutics, Inc.(1)(2)	7,238	101,260
TScan Therapeutics, Inc.(1)	3,762	18,735
Twist Bioscience Corp.(1)	5,655	255,493
Tyra Biosciences, Inc.(1)	1,991	46,808
UroGen Pharma Ltd.(1)(2)	3,832	48,666
Vanda Pharmaceuticals, Inc.(1)	4,281	20,078
Vaxcyte, Inc.(1)	11,882	1,357,756
Vera Therapeutics, Inc.(1)	4,000	176,800
Veracyte, Inc.(1)	7,784	264,967
Verastem, Inc.(1)	2,489	7,442
Vericel Corp.(1)	4,732	199,927
Verve Therapeutics, Inc.(1)	6,570	31,799

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Vir Biotechnology, Inc.(1)	8,321	$ 62,324
Viridian Therapeutics, Inc.(1)	6,130	139,458
Voyager Therapeutics, Inc.(1)	3,923	22,950
Werewolf Therapeutics, Inc.(1)	2,987	6,332
X4 Pharmaceuticals, Inc.(1)	10,167	6,805
XBiotech, Inc.(1)(2)	1,813	14,014
Xencor, Inc.(1)	5,763	115,894
XOMA Royalty Corp.(1)	604	15,994
Y-mAbs Therapeutics, Inc.(1)(2)	3,701	48,668
Zentalis Pharmaceuticals, Inc.(1)	5,837	21,480
Zura Bio Ltd.(1)(2)	4,497	18,258
Zymeworks, Inc.(1)	5,616	70,481
		$23,925,454
Broadline Retail — 0.0%(3)
1stdibs.com, Inc.(1)	2,492	$10,990
Groupon, Inc.(1)(2)	2,244	21,946
Qurate Retail, Inc., Class B(1)	110	471
Savers Value Village, Inc.(1)(2)	2,598	27,331
		$60,738
Building Products — 1.5%
American Woodmark Corp.(1)	1,656	$154,753
Apogee Enterprises, Inc.	2,197	153,823
AZZ, Inc.	2,867	236,843
Caesarstone Ltd.(1)	2,028	9,248
CSW Industrials, Inc.	1,647	603,444
Gibraltar Industries, Inc.(1)	3,081	215,454
Griffon Corp.	3,780	264,600
Insteel Industries, Inc.	1,863	57,921
Janus International Group, Inc.(1)	13,900	140,529
JELD-WEN Holding, Inc.(1)	8,463	133,800
MasterBrand, Inc.(1)	12,895	239,073
Quanex Building Products Corp.	4,382	121,601
Resideo Technologies, Inc.(1)	14,617	294,386
Tecnoglass, Inc.(2)	2,201	151,121
UFP Industries, Inc.	6,021	790,015
Zurn Elkay Water Solutions Corp., Class C	14,593	524,473
		$4,091,084
Capital Markets — 1.7%
AlTi Global, Inc.(1)	1,737	$6,496
Artisan Partners Asset Management, Inc., Class A	6,364	275,688
B. Riley Financial, Inc.(2)	1,858	9,755
BGC Group, Inc., Class A	36,907	338,806
Brightsphere Investment Group, Inc.	2,708	68,783
Cohen & Steers, Inc.	2,786	267,317
Diamond Hill Investment Group, Inc.	250	40,402
DigitalBridge Group, Inc.(2)	15,575	220,075
Donnelley Financial Solutions, Inc.(1)	2,615	172,145
Forge Global Holdings, Inc.(1)(2)	9,074	11,887
Security	Shares	Value
Capital Markets (continued)
GCM Grosvenor, Inc., Class A	4,316	$ 48,857
Hamilton Lane, Inc., Class A	3,820	643,250
MarketWise, Inc.	1,277	853
Moelis & Co., Class A	7,160	490,532
Open Lending Corp., Class A(1)	9,892	60,539
P10, Inc., Class A(2)	4,525	48,463
Patria Investments Ltd., Class A	5,365	59,927
Perella Weinberg Partners	5,150	99,446
Piper Sandler Cos.	1,731	491,275
PJT Partners, Inc., Class A(2)	2,391	318,816
Silvercrest Asset Management Group, Inc., Class A	744	12,827
StepStone Group, Inc., Class A	6,297	357,859
StoneX Group, Inc.(1)	2,776	227,299
Value Line, Inc.(2)	91	4,232
Victory Capital Holdings, Inc., Class A	4,030	223,262
Virtus Investment Partners, Inc.	689	144,311
WisdomTree, Inc.(2)	13,617	136,034
		$4,779,136
Chemicals — 1.9%
AdvanSix, Inc.	2,633	$79,991
American Vanguard Corp.	2,506	13,282
Arcadium Lithium PLC(1)	106,171	302,587
Arq, Inc.(1)	2,422	14,217
ASP Isotopes, Inc.(1)(2)	3,883	10,795
Aspen Aerogels, Inc.(1)	5,708	158,055
Avient Corp.	9,026	454,188
Balchem Corp.	3,275	576,400
Cabot Corp.	5,492	613,841
Core Molding Technologies, Inc.(1)	640	11,014
Ecovyst, Inc.(1)	11,401	78,097
Hawkins, Inc.	1,924	245,252
HB Fuller Co.	5,548	440,400
Ingevity Corp.(1)	3,718	145,002
Innospec, Inc.	2,490	281,594
Intrepid Potash, Inc.(1)	831	19,944
Koppers Holdings, Inc.	2,005	73,243
Kronos Worldwide, Inc.	1,877	23,369
LSB Industries, Inc.(1)	5,423	43,601
Mativ Holdings, Inc.	5,420	92,086
Minerals Technologies, Inc.	3,236	249,916
Northern Technologies International Corp.	771	9,476
Orion SA	5,576	99,309
Perimeter Solutions SA(1)	13,111	176,343
PureCycle Technologies, Inc.(1)(2)	11,545	109,677
Quaker Chemical Corp.	1,370	230,831
Rayonier Advanced Materials, Inc.(1)	5,330	45,625
Sensient Technologies Corp.	4,205	337,325
Stepan Co.	2,118	163,615
Tronox Holdings PLC	11,640	170,293

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Valhi, Inc.	189	$ 6,307
		$ 5,275,675
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	6,286	$ 331,649
ACCO Brands Corp.	9,262	50,663
ACV Auctions, Inc., Class A(1)	14,990	304,747
Aris Water Solutions, Inc., Class A	2,469	41,652
Bridger Aerospace Group Holdings, Inc.(1)	879	1,951
BrightView Holdings, Inc.(1)	5,891	92,724
Brink's Co.	4,552	526,393
Casella Waste Systems, Inc., Class A(1)	6,254	622,210
CECO Environmental Corp.(1)	3,074	86,687
Cimpress PLC(1)	1,772	145,162
CompX International, Inc.	124	3,622
CoreCivic, Inc.(1)	11,304	142,996
Deluxe Corp.	4,327	84,333
Driven Brands Holdings, Inc.(1)	5,871	83,779
Ennis, Inc.	2,271	55,231
Enviri Corp.(1)	7,844	81,107
GEO Group, Inc.(1)	11,837	152,105
Healthcare Services Group, Inc.(1)	7,399	82,647
HNI Corp.	4,591	247,179
Interface, Inc.	5,657	107,313
LanzaTech Global, Inc.(1)	10,952	20,918
Liquidity Services, Inc.(1)	2,122	48,382
Matthews International Corp., Class A	2,954	68,533
MillerKnoll, Inc.	7,011	173,592
Montrose Environmental Group, Inc.(1)	3,115	81,925
NL Industries, Inc.	532	3,953
OPENLANE, Inc.(1)	10,732	181,156
Perma-Fix Environmental Services, Inc.(1)(2)	1,232	15,117
Pitney Bowes, Inc.	15,725	112,119
Quad/Graphics, Inc.	2,612	11,859
Quest Resource Holding Corp.(1)	1,690	13,486
Steelcase, Inc., Class A	9,597	129,464
UniFirst Corp.	1,475	293,009
Viad Corp.(1)	2,008	71,947
Virco Mfg. Corp.(2)	1,023	14,128
VSE Corp.(2)	1,609	133,113
		$4,616,851
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	7,756	$45,993
Applied Optoelectronics, Inc.(1)(2)	3,625	51,874
Aviat Networks, Inc.(1)	1,092	23,620
Calix, Inc.(1)	5,759	223,392
Clearfield, Inc.(1)	1,291	50,297
CommScope Holding Co., Inc.(1)	20,601	125,872
Digi International, Inc.(1)	3,494	96,190
Extreme Networks, Inc.(1)	12,308	184,989
Security	Shares	Value
Communications Equipment (continued)
Harmonic, Inc.(1)	10,947	$ 159,498
Infinera Corp.(1)(2)	19,826	133,825
NETGEAR, Inc.(1)	2,438	48,906
NetScout Systems, Inc.(1)	7,183	156,230
Ribbon Communications, Inc.(1)	8,663	28,155
Viasat, Inc.(1)(2)	11,887	141,931
Viavi Solutions, Inc.(1)	22,226	200,479
		$ 1,671,251
Construction & Engineering — 1.5%
Ameresco, Inc., Class A(1)	3,197	$121,294
Arcosa, Inc.	4,842	458,828
Argan, Inc.	1,271	128,918
Bowman Consulting Group Ltd.(1)	1,118	26,921
Centuri Holdings, Inc.(1)	1,340	21,641
Concrete Pumping Holdings, Inc.(1)	2,145	12,420
Construction Partners, Inc., Class A(1)	4,279	298,674
Dycom Industries, Inc.(1)	2,878	567,254
Fluor Corp.(1)	16,978	810,020
Granite Construction, Inc.(2)	4,461	353,668
Great Lakes Dredge & Dock Corp.(1)	6,469	68,119
IES Holdings, Inc.(1)	808	161,293
Limbach Holdings, Inc.(1)	1,001	75,836
Matrix Service Co.(1)	2,591	29,874
MYR Group, Inc.(1)	1,628	166,431
Northwest Pipe Co.(1)	837	37,774
Orion Group Holdings, Inc.(1)	3,003	17,327
Primoris Services Corp.	5,279	306,604
Southland Holdings, Inc.(1)	310	1,147
Sterling Infrastructure, Inc.(1)	3,064	444,341
Tutor Perini Corp.(1)	4,396	119,395
		$4,227,779
Construction Materials — 0.4%
Knife River Corp.(1)	5,756	$514,529
Smith-Midland Corp.(1)(2)	440	14,692
Summit Materials, Inc., Class A(1)	12,050	470,311
United States Lime & Minerals, Inc.	1,015	99,125
		$1,098,657
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(1)	446	$15,646
Bread Financial Holdings, Inc.	5,018	238,756
Consumer Portfolio Services, Inc.(1)	1,073	10,065
Encore Capital Group, Inc.(1)	2,310	109,194
Enova International, Inc.(1)	2,566	215,005
FirstCash Holdings, Inc.	3,902	447,950
Green Dot Corp., Class A(1)	4,617	54,065
LendingClub Corp.(1)	10,579	120,918
LendingTree, Inc.(1)	911	52,865
Medallion Financial Corp.	1,835	14,937

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Moneylion, Inc.(1)	833	$ 34,611
Navient Corp.	8,325	129,787
Nelnet, Inc., Class A	1,440	163,123
NerdWallet, Inc., Class A(1)	3,499	44,472
OppFi, Inc.	1,009	4,773
PRA Group, Inc.(1)	3,840	85,862
PROG Holdings, Inc.	4,153	201,379
Regional Management Corp.	671	21,948
Upstart Holdings, Inc.(1)(2)	7,582	303,356
World Acceptance Corp.(1)	369	43,535
		$2,312,247
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc.	3,200	$160,448
Chefs' Warehouse, Inc.(1)	3,500	147,035
HF Foods Group, Inc.(1)(2)	3,141	11,213
Ingles Markets, Inc., Class A	1,398	104,291
Natural Grocers by Vitamin Cottage, Inc.	875	25,979
PriceSmart, Inc.	2,572	236,058
SpartanNash Co.	3,443	77,158
Sprouts Farmers Market, Inc.(1)	10,026	1,106,971
United Natural Foods, Inc.(1)	5,890	99,070
Village Super Market, Inc., Class A	640	20,345
Weis Markets, Inc.	1,638	112,907
		$2,101,475
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	14,157	$53,372
Greif, Inc., Class A	2,462	154,269
Greif, Inc., Class B	446	31,144
Myers Industries, Inc.	3,634	50,222
O-I Glass, Inc.(1)	15,177	199,122
Pactiv Evergreen, Inc.	4,146	47,720
Ranpak Holdings Corp.(1)	4,233	27,642
TriMas Corp.	4,125	105,311
		$668,802
Distributors — 0.1%
A-Mark Precious Metals, Inc.(2)	1,891	$83,506
GigaCloud Technology, Inc., Class A(1)(2)	2,300	52,854
Weyco Group, Inc.	443	15,080
		$151,440
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(1)	3,728	$281,389
American Public Education, Inc.(1)	1,538	22,686
Carriage Services, Inc.	1,188	39,002
Chegg, Inc.(1)	11,742	20,783
Coursera, Inc.(1)	13,485	107,071
European Wax Center, Inc., Class A(1)	3,368	22,902
Security	Shares	Value
Diversified Consumer Services (continued)
frontdoor, Inc.(1)	7,952	$ 381,617
Graham Holdings Co., Class B	322	264,594
Laureate Education, Inc.	13,026	216,362
Lincoln Educational Services Corp.(1)	1,956	23,355
Mister Car Wash, Inc.(1)(2)	9,174	59,723
Nerdy, Inc.(1)(2)	4,065	3,996
OneSpaWorld Holdings Ltd.	9,843	162,508
Perdoceo Education Corp.	6,679	148,541
Strategic Education, Inc.	2,250	208,238
Stride, Inc.(1)	4,233	361,117
Udemy, Inc.(1)	9,103	67,726
Universal Technical Institute, Inc.(1)	4,001	65,056
		$2,456,666
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$138,451
Alpine Income Property Trust, Inc.	1,076	19,583
American Assets Trust, Inc.	4,853	129,672
Armada Hoffler Properties, Inc.	6,697	72,529
Broadstone Net Lease, Inc.	18,760	355,502
CTO Realty Growth, Inc.(2)	2,168	41,235
Empire State Realty Trust, Inc., Class A	13,132	145,503
Essential Properties Realty Trust, Inc.	17,774	606,982
Gladstone Commercial Corp.	3,969	64,457
Global Net Lease, Inc.	19,351	162,935
NexPoint Diversified Real Estate Trust(2)	2,726	17,038
One Liberty Properties, Inc.	1,306	35,967
		$1,789,854
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	1,033	$38,903
AST SpaceMobile, Inc.(1)(2)	13,571	354,882
ATN International, Inc.	967	31,273
Bandwidth, Inc., Class A(1)	2,355	41,236
Cogent Communications Holdings, Inc.(2)	4,462	338,755
Consolidated Communications Holdings, Inc.(1)	7,940	36,841
Globalstar, Inc.(1)	68,614	85,081
IDT Corp., Class B	1,536	58,629
Liberty Latin America Ltd., Class A(1)	3,362	32,208
Liberty Latin America Ltd., Class C(1)	13,189	125,164
Lumen Technologies, Inc.(1)	100,739	715,247
Shenandoah Telecommunications Co.	4,830	68,151
		$1,926,370
Electric Utilities — 0.7%
ALLETE, Inc.	5,769	$370,312
Genie Energy Ltd., Class B	1,265	20,556
Hawaiian Electric Industries, Inc.(1)	16,344	158,210
MGE Energy, Inc.	3,642	333,061
Otter Tail Corp.	4,121	322,098
Portland General Electric Co.	10,297	493,226

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
TXNM Energy, Inc.	9,122	$ 399,270
		$ 2,096,733
Electrical Equipment — 1.2%
Allient, Inc.	1,377	$ 26,149
American Superconductor Corp.(1)	3,345	78,942
Amprius Technologies, Inc.(1)(2)	444	493
Array Technologies, Inc.(1)(2)	15,690	103,554
Atkore, Inc.	3,721	315,318
Blink Charging Co.(1)(2)	9,426	16,213
Bloom Energy Corp., Class A(1)	19,209	202,847
ChargePoint Holdings, Inc.(1)(2)	38,031	52,102
Energy Vault Holdings, Inc.(1)(2)	7,973	7,654
EnerSys	4,053	413,609
Enovix Corp.(1)	14,355	134,076
Fluence Energy, Inc.(1)(2)	6,167	140,053
Freyr Battery, Inc.(1)(2)	10,984	10,656
FuelCell Energy, Inc.(1)	47,099	17,898
GrafTech International Ltd.(1)(2)	19,266	25,431
LSI Industries, Inc.	2,901	46,851
NANO Nuclear Energy, Inc.(1)	407	5,865
Net Power, Inc.(1)(2)	2,072	14,525
NEXTracker, Inc., Class A(1)	14,611	547,620
NuScale Power Corp.(1)(2)	7,603	88,043
Plug Power, Inc.(1)(2)	75,427	170,465
Powell Industries, Inc.	949	210,668
Preformed Line Products Co.	222	28,434
SES AI Corp.(1)	10,311	6,597
Shoals Technologies Group, Inc., Class A(1)	17,762	99,645
SolarMax Technology, Inc.(1)	498	314
Solidion Technology, Inc.(1)	868	320
Stem, Inc.(1)(2)	14,154	4,928
Sunrun, Inc.(1)	22,144	399,921
Thermon Group Holdings, Inc.(1)	3,323	99,158
TPI Composites, Inc.(1)(2)	4,132	18,801
Ultralife Corp.(1)	986	8,913
Vicor Corp.(1)	2,205	92,830
		$3,388,893
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.(1)(2)	1,442	$5,004
Advanced Energy Industries, Inc.	3,792	399,070
Aeva Technologies, Inc.(1)	1,633	5,373
Arlo Technologies, Inc.(1)	9,317	112,829
Badger Meter, Inc.	2,978	650,425
Bel Fuse, Inc., Class A	171	17,002
Bel Fuse, Inc., Class B	1,032	81,022
Belden, Inc.	4,107	481,053
Benchmark Electronics, Inc.	3,516	155,829
Climb Global Solutions, Inc.	343	34,142
CTS Corp.	3,118	150,849
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.(1)	3,227	$ 41,661
ePlus, Inc.(1)	2,642	259,814
Evolv Technologies Holdings, Inc.(1)	11,113	45,008
Fabrinet(1)	3,630	858,277
FARO Technologies, Inc.(1)	1,964	37,591
Insight Enterprises, Inc.(1)(2)	2,826	608,692
Iteris, Inc.(1)	3,528	25,190
Itron, Inc.(1)	4,586	489,831
Kimball Electronics, Inc.(1)	2,480	45,905
Knowles Corp.(1)	8,936	161,116
Lightwave Logic, Inc.(1)(2)	11,312	31,221
Methode Electronics, Inc.	3,514	42,027
MicroVision, Inc.(1)(2)	17,448	19,891
Mirion Technologies, Inc.(1)	19,580	216,751
Napco Security Technologies, Inc.	3,439	139,142
nLIGHT, Inc.(1)	4,350	46,501
Novanta, Inc.(1)	3,565	637,850
OSI Systems, Inc.(1)	1,586	240,802
Ouster, Inc.(1)	4,239	26,706
PAR Technology Corp.(1)(2)	3,693	192,331
PC Connection, Inc.	1,129	85,160
Plexus Corp.(1)	2,738	374,312
Powerfleet, Inc. NJ(1)	8,866	44,330
Richardson Electronics Ltd.	988	12,192
Rogers Corp.(1)	1,903	215,058
Sanmina Corp.(1)	5,499	376,407
ScanSource, Inc.(1)	2,484	119,306
SmartRent, Inc.(1)(2)	18,178	31,448
TTM Technologies, Inc.(1)	10,170	185,602
Vishay Intertechnology, Inc.	12,694	240,044
Vishay Precision Group, Inc.(1)	1,011	26,185
		$7,968,949
Energy Equipment & Services — 2.0%
Archrock, Inc.	16,906	$342,177
Atlas Energy Solutions, Inc.(2)	6,656	145,101
Borr Drilling Ltd.(1)(2)	22,746	124,876
Bristow Group, Inc.(1)	2,348	81,452
Cactus, Inc., Class A	6,637	396,030
ChampionX Corp.	19,327	582,709
Core Laboratories, Inc.(2)	4,661	86,368
DMC Global, Inc.(1)	1,926	24,999
Drilling Tools International Corp.(1)	921	3,435
Expro Group Holdings NV(1)	9,279	159,320
Forum Energy Technologies, Inc.(1)	810	12,523
Geospace Technologies Corp.(1)	1,231	12,729
Helix Energy Solutions Group, Inc.(1)	14,305	158,786
Helmerich & Payne, Inc.	9,718	295,622
Innovex International, Inc.(1)	3,383	49,662
Kodiak Gas Services, Inc.	1,975	57,275
Liberty Energy, Inc.	16,356	312,236

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Mammoth Energy Services, Inc.(1)	1,924	$ 7,869
Nabors Industries Ltd.(1)	911	58,732
Natural Gas Services Group, Inc.(1)	1,051	20,085
Newpark Resources, Inc.(1)	7,671	53,160
Noble Corp. PLC	13,724	495,985
Oceaneering International, Inc.(1)	9,991	248,476
Oil States International, Inc.(1)	6,222	28,621
Patterson-UTI Energy, Inc.	39,115	299,230
ProFrac Holding Corp., Class A(1)(2)	1,873	12,718
ProPetro Holding Corp.(1)	9,803	75,091
Ranger Energy Services, Inc.	1,283	15,281
RPC, Inc.(2)	8,391	53,367
SEACOR Marine Holdings, Inc.(1)(2)	1,989	19,194
Seadrill Ltd.(1)	6,943	275,915
Select Water Solutions, Inc.	8,402	93,514
Solaris Energy Infrastructure, Inc., Class A	2,541	32,423
TETRA Technologies, Inc.(1)	12,362	38,322
Tidewater, Inc.(1)	4,941	354,714
Transocean Ltd.(1)(2)	73,884	314,007
Valaris Ltd.(1)	6,359	354,514
		$5,696,518
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	34,292	$156,028
Atlanta Braves Holdings, Inc., Class A(1)	991	41,771
Atlanta Braves Holdings, Inc., Class C(1)	5,082	202,263
Cinemark Holdings, Inc.(1)	10,928	304,235
Eventbrite, Inc., Class A(1)	7,686	20,983
Golden Matrix Group, Inc.(1)	1,948	4,539
IMAX Corp.(1)	4,433	90,921
Lions Gate Entertainment Corp., Class A(1)	5,843	45,751
Lions Gate Entertainment Corp., Class B(1)	12,478	86,348
LiveOne, Inc.(1)	6,666	6,325
Madison Square Garden Entertainment Corp.(1)	3,965	168,631
Marcus Corp.	2,510	37,826
Playstudios, Inc.(1)	8,439	12,743
Reservoir Media, Inc.(1)(2)	1,534	12,441
Sphere Entertainment Co.(1)	2,593	114,559
Vivid Seats, Inc., Class A(1)(2)	7,449	27,561
		$1,332,925
Financial Services — 2.6%
Acacia Research Corp.(1)	3,139	$14,628
Alerus Financial Corp.	1,781	40,749
AvidXchange Holdings, Inc.(1)	17,027	138,089
Banco Latinoamericano de Comercio Exterior SA	2,713	88,145
Burford Capital Ltd.	19,631	260,307
Cannae Holdings, Inc.	5,519	105,192
Cantaloupe, Inc.(1)	5,937	43,934
Cass Information Systems, Inc.	1,350	55,998
Compass Diversified Holdings	6,751	149,400
Security	Shares	Value
Financial Services (continued)
Enact Holdings, Inc.	2,983	$ 108,372
Essent Group Ltd.	10,372	666,816
EVERTEC, Inc.	6,318	214,117
Federal Agricultural Mortgage Corp., Class C	907	169,981
Flywire Corp.(1)	11,832	193,926
HA Sustainable Infrastructure Capital, Inc.	11,391	392,648
I3 Verticals, Inc., Class A(1)	2,239	47,713
International Money Express, Inc.(1)	3,046	56,321
Jackson Financial, Inc., Class A	7,592	692,618
Marqeta, Inc., Class A(1)	45,677	224,731
Merchants Bancorp	1,832	82,367
Mr. Cooper Group, Inc.(1)	6,466	596,036
NCR Atleos Corp.(1)	7,069	201,679
NewtekOne, Inc.	1,925	23,986
NMI Holdings, Inc., Class A(1)	7,775	320,252
Onity Group, Inc.(1)	531	16,960
Pagseguro Digital Ltd., Class A(1)	18,476	159,078
Payoneer Global, Inc.(1)	28,692	216,051
Paysafe Ltd.(1)	3,202	71,821
Paysign, Inc.(1)	2,696	9,894
PennyMac Financial Services, Inc.	2,643	301,223
Priority Technology Holdings, Inc.(1)(2)	578	3,948
Radian Group, Inc.	15,352	532,561
Remitly Global, Inc.(1)	14,900	199,511
Repay Holdings Corp.(1)(2)	8,014	65,394
Sezzle, Inc.(1)	231	39,406
StoneCo Ltd., Class A(1)	28,999	326,529
SWK Holdings Corp.(1)(2)	267	4,616
Velocity Financial, Inc.(1)	672	13,178
Walker & Dunlop, Inc.	3,175	360,648
Waterstone Financial, Inc.	1,822	26,783
		$7,235,606
Food Products — 0.9%
Alico, Inc.	470	$13,146
B&G Foods, Inc.	7,068	62,764
Beyond Meat, Inc.(1)	5,892	39,948
BRC, Inc., Class A(1)(2)	4,075	13,937
Calavo Growers, Inc.	1,707	48,701
Cal-Maine Foods, Inc.	4,154	310,885
Dole PLC	7,110	115,822
Forafric Global PLC(1)(2)	431	4,888
Fresh Del Monte Produce, Inc.	3,359	99,225
Hain Celestial Group, Inc.(1)	8,890	76,721
J&J Snack Foods Corp.	1,495	257,319
John B. Sanfilippo & Son, Inc.	891	84,030
Lancaster Colony Corp.	1,950	344,311
Lifeway Foods, Inc.(1)(2)	441	11,431
Limoneira Co.(2)	1,446	38,319
Mama's Creations, Inc.(1)	3,224	23,535
Mission Produce, Inc.(1)	4,781	61,292

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Seneca Foods Corp., Class A(1)	439	$ 27,363
Simply Good Foods Co.(1)	9,069	315,329
SunOpta, Inc.(1)	8,959	57,158
TreeHouse Foods, Inc.(1)	4,798	201,420
Utz Brands, Inc.(2)	6,371	112,767
Vital Farms, Inc.(1)	3,012	105,631
Westrock Coffee Co.(1)(2)	3,320	21,580
WK Kellogg Co.	6,428	109,983
		$2,557,505
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A(2)	12,157	$527,978
Chesapeake Utilities Corp.	2,204	273,671
New Jersey Resources Corp.	9,795	462,324
Northwest Natural Holding Co.	3,842	156,830
ONE Gas, Inc.	5,706	424,641
RGC Resources, Inc.	661	14,919
Southwest Gas Holdings, Inc.	6,171	455,173
Spire, Inc.	5,756	387,321
		$2,702,857
Ground Transportation — 0.4%
ArcBest Corp.	2,306	$250,086
Covenant Logistics Group, Inc.	703	37,147
FTAI Infrastructure, Inc.	9,864	92,327
Heartland Express, Inc.	4,623	56,770
Hertz Global Holdings, Inc.(1)	12,023	39,676
Marten Transport Ltd.	5,775	102,217
PAM Transportation Services, Inc.(1)	502	9,287
Proficient Auto Logistics, Inc.(1)	1,532	21,724
RXO, Inc.(1)	13,743	384,804
Universal Logistics Holdings, Inc.	475	20,477
Werner Enterprises, Inc.	6,200	239,258
		$1,253,773
Health Care Equipment & Supplies — 3.1%
Accuray, Inc.(1)	7,702	$13,864
Alphatec Holdings, Inc.(1)	9,548	53,087
AngioDynamics, Inc.(1)	2,837	22,072
Artivion, Inc.(1)	3,885	103,419
AtriCure, Inc.(1)	4,629	129,797
Avanos Medical, Inc.(1)	4,598	110,490
AxoGen, Inc.(1)	4,047	56,739
Axonics, Inc.(1)	5,161	359,206
Bioventus, Inc., Class A(1)	3,678	43,952
Cerus Corp.(1)	17,500	30,450
CONMED Corp.	3,023	217,414
CVRx, Inc.(1)	918	8,088
Embecta Corp.	5,742	80,962
Fractyl Health, Inc.(1)	735	1,860
Glaukos Corp.(1)	4,862	633,421
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(1)	5,003	$ 402,141
ICU Medical, Inc.(1)	2,172	395,782
Inari Medical, Inc.(1)	5,185	213,829
Inmode Ltd.(1)	7,698	130,481
Inogen, Inc.(1)	1,598	15,501
Integer Holdings Corp.(1)	3,313	430,690
Integra LifeSciences Holdings Corp.(1)	6,715	122,012
iRadimed Corp.	721	36,259
iRhythm Technologies, Inc.(1)	3,061	227,249
Lantheus Holdings, Inc.(1)	6,856	752,446
LeMaitre Vascular, Inc.	1,962	182,250
LivaNova PLC(1)	5,417	284,609
Merit Medical Systems, Inc.(1)	5,797	572,918
Neogen Corp.(1)	22,103	371,551
NeuroPace, Inc.(1)	1,337	9,319
Nevro Corp.(1)	3,529	19,727
Novocure Ltd.(1)	10,433	163,068
Omnicell, Inc.(1)	4,467	194,761
OraSure Technologies, Inc.(1)	7,452	31,820
Orchestra BioMed Holdings, Inc.(1)(2)	1,396	7,175
Orthofix Medical, Inc.(1)	3,494	54,576
OrthoPediatrics Corp.(1)	1,565	42,427
Paragon 28, Inc.(1)(2)	3,915	26,152
PROCEPT BioRobotics Corp.(1)	4,178	334,741
Pulmonx Corp.(1)	3,617	29,985
Pulse Biosciences, Inc.(1)	1,334	23,398
RxSight, Inc.(1)	3,636	179,727
Sanara Medtech, Inc.(1)(2)	313	9,465
Semler Scientific, Inc.(1)	413	9,726
SI-BONE, Inc.(1)	4,118	57,570
Sight Sciences, Inc.(1)	3,442	21,685
STAAR Surgical Co.(1)	4,831	179,472
Stereotaxis, Inc.(1)	5,370	10,955
SurModics, Inc.(1)	1,426	55,300
Tactile Systems Technology, Inc.(1)	2,295	33,530
Tandem Diabetes Care, Inc.(1)	6,345	269,091
TransMedics Group, Inc.(1)	3,252	510,564
Treace Medical Concepts, Inc.(1)	4,493	26,059
UFP Technologies, Inc.(1)	736	233,091
Utah Medical Products, Inc.	296	19,805
Varex Imaging Corp.(1)	3,855	45,952
Zimvie, Inc.(1)	2,549	40,453
Zynex, Inc.(1)(2)	1,511	12,330
		$8,654,463
Health Care Providers & Services — 2.7%
Accolade, Inc.(1)	6,560	$25,256
AdaptHealth Corp.(1)	9,594	107,741
Addus HomeCare Corp.(1)	1,765	234,798
agilon health, Inc.(1)	30,224	118,780
AirSculpt Technologies, Inc.(1)	508	2,576

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Alignment Healthcare, Inc.(1)	9,806	$ 115,907
AMN Healthcare Services, Inc.(1)	3,713	157,394
Ardent Health Partners, Inc.(1)	1,227	22,552
Astrana Health, Inc.(1)	4,257	246,651
Aveanna Healthcare Holdings, Inc.(1)	5,295	27,534
BrightSpring Health Services, Inc.(1)(2)	5,379	78,964
Brookdale Senior Living, Inc.(1)	18,689	126,898
Castle Biosciences, Inc.(1)	2,450	69,874
Community Health Systems, Inc.(1)	12,400	75,268
Concentra Group Holdings Parent, Inc.(1)	2,301	51,450
CorVel Corp.(1)	867	283,414
Cross Country Healthcare, Inc.(1)	3,421	45,978
DocGo, Inc.(1)(2)	7,671	25,468
Enhabit, Inc.(1)	4,967	39,239
Ensign Group, Inc.	5,523	794,318
Fulgent Genetics, Inc.(1)	2,034	44,199
GeneDx Holdings Corp.(1)	1,191	50,546
Guardant Health, Inc.(1)	11,955	274,248
HealthEquity, Inc.(1)	8,417	688,931
Hims & Hers Health, Inc.(1)	19,225	354,125
InfuSystem Holdings, Inc.(1)	1,500	10,050
Innovage Holding Corp.(1)	1,437	8,622
Joint Corp.(1)	1,060	12,126
LifeStance Health Group, Inc.(1)	14,130	98,910
ModivCare, Inc.(1)	1,257	17,950
Nano-X Imaging Ltd.(1)(2)	4,525	27,512
National HealthCare Corp.	1,241	156,081
National Research Corp.	1,412	32,278
NeoGenomics, Inc.(1)	12,476	184,021
OPKO Health, Inc.(1)(2)	31,889	47,515
Option Care Health, Inc.(1)	17,381	544,025
Owens & Minor, Inc.(1)	7,381	115,808
PACS Group, Inc.(1)	3,863	154,404
Patterson Cos., Inc.	7,879	172,077
Pediatrix Medical Group, Inc.(1)	8,364	96,939
Pennant Group, Inc.(1)	2,839	101,352
Performant Financial Corp.(1)	5,558	20,787
PetIQ, Inc.(1)	2,696	82,956
Privia Health Group, Inc.(1)	9,995	182,009
Progyny, Inc.(1)	8,228	137,901
Quipt Home Medical Corp.(1)	3,332	9,729
RadNet, Inc.(1)	6,698	464,774
Select Medical Holdings Corp.	10,967	382,419
Sonida Senior Living, Inc.(1)	335	8,958
Surgery Partners, Inc.(1)(2)	7,666	247,152
Talkspace, Inc.(1)	12,044	25,172
U.S. Physical Therapy, Inc.	1,466	124,068
Viemed Healthcare, Inc.(1)	2,819	20,663
		$7,548,367
Security	Shares	Value
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	8,065	$ 210,497
CareTrust REIT, Inc.	14,452	445,989
Community Healthcare Trust, Inc.	2,538	46,065
Diversified Healthcare Trust	23,576	98,783
Global Medical REIT, Inc.	6,063	60,084
LTC Properties, Inc.	4,351	159,638
National Health Investors, Inc.(2)	4,240	356,414
Sabra Health Care REIT, Inc.	23,103	429,947
Strawberry Fields REIT, Inc.(2)	571	7,246
Universal Health Realty Income Trust	1,333	60,985
		$1,875,648
Health Care Technology — 0.4%
Definitive Healthcare Corp.(1)	4,806	$21,483
Evolent Health, Inc., Class A(1)	11,404	322,505
Health Catalyst, Inc.(1)	5,546	45,144
HealthStream, Inc.	2,408	69,447
LifeMD, Inc.(1)	3,399	17,811
OptimizeRx Corp.(1)	1,258	9,712
Phreesia, Inc.(1)	5,606	127,761
Schrodinger, Inc.(1)(2)	5,415	100,448
Simulations Plus, Inc.(2)	1,576	50,463
Teladoc Health, Inc.(1)	16,678	153,104
Waystar Holding Corp.(1)	4,373	121,963
		$1,039,841
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	23,095	$342,961
Braemar Hotels & Resorts, Inc.	5,189	16,034
Chatham Lodging Trust	4,756	40,521
DiamondRock Hospitality Co.	20,908	182,527
Pebblebrook Hotel Trust	12,078	159,792
RLJ Lodging Trust	15,814	145,172
Ryman Hospitality Properties, Inc.	5,942	637,220
Service Properties Trust	16,396	74,766
Summit Hotel Properties, Inc.	10,419	71,474
Sunstone Hotel Investors, Inc.	20,512	211,684
Xenia Hotels & Resorts, Inc.	9,989	147,538
		$2,029,689
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.(1)	5,320	$61,818
Bally's Corp.(1)	2,436	42,021
Biglari Holdings, Inc., Class B(1)	80	13,761
BJ's Restaurants, Inc.(1)	1,855	60,399
Bloomin' Brands, Inc.	7,737	127,893
Brinker International, Inc.(1)	4,361	333,747
Cheesecake Factory, Inc.	4,823	195,573
Chuy's Holdings, Inc.(1)	1,795	67,133
Cracker Barrel Old Country Store, Inc.	2,194	99,498

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.(1)	3,378	$ 115,021
Denny's Corp.(1)	4,997	32,231
Despegar.com Corp.(1)	6,024	74,698
Dine Brands Global, Inc.	1,555	48,563
El Pollo Loco Holdings, Inc.(1)	2,823	38,675
Everi Holdings, Inc.(1)	8,390	110,245
First Watch Restaurant Group, Inc.(1)	2,973	46,379
Full House Resorts, Inc.(1)	2,565	12,876
Global Business Travel Group, Inc. (1)(2)	12,296	94,556
Golden Entertainment, Inc.	2,012	63,961
Hilton Grand Vacations, Inc.(1)	7,228	262,521
Inspired Entertainment, Inc.(1)	1,661	15,397
International Game Technology PLC	11,248	239,582
Jack in the Box, Inc.(2)	2,064	96,059
Krispy Kreme, Inc.	8,703	93,470
Kura Sushi USA, Inc., Class A(1)(2)	575	46,322
Life Time Group Holdings, Inc.(1)	5,766	140,806
Lindblad Expeditions Holdings, Inc.(1)	3,449	31,903
Monarch Casino & Resort, Inc.	1,339	106,143
Mondee Holdings, Inc.(1)(2)	3,749	5,211
Nathan's Famous, Inc.	233	18,850
ONE Group Hospitality, Inc.(1)	1,532	5,638
Papa John's International, Inc.	3,297	177,609
PlayAGS, Inc.(1)	3,050	34,739
Portillo's, Inc., Class A(1)(2)	5,292	71,283
Potbelly Corp.(1)	2,155	17,973
RCI Hospitality Holdings, Inc.	845	37,645
Red Rock Resorts, Inc., Class A	4,931	268,444
Rush Street Interactive, Inc.(1)	7,448	80,811
Sabre Corp.(1)(2)	36,853	135,250
Shake Shack, Inc., Class A(1)	3,769	388,998
Six Flags Entertainment Corp.	9,401	378,954
Super Group SGHC Ltd.	13,369	48,529
Sweetgreen, Inc., Class A(1)	10,006	354,713
Target Hospitality Corp.(1)	3,084	23,993
United Parks & Resorts, Inc.(1)	3,648	184,589
Vacasa, Inc., Class A(1)(2)	918	2,580
Xponential Fitness, Inc., Class A(1)(2)	2,041	25,308
		$4,932,368
Household Durables — 2.3%
Beazer Homes USA, Inc.(1)	2,929	$100,084
Cavco Industries, Inc.(1)	836	358,009
Century Communities, Inc.	2,778	286,078
Champion Homes, Inc.(1)	5,435	515,510
Cricut, Inc., Class A	4,718	32,696
Dream Finders Homes, Inc., Class A(1)	2,735	99,034
Ethan Allen Interiors, Inc.	2,254	71,880
Flexsteel Industries, Inc.	452	20,019
GoPro, Inc., Class A(1)	12,764	17,359
Green Brick Partners, Inc.(1)	3,081	257,325
Security	Shares	Value
Household Durables (continued)
Hamilton Beach Brands Holding Co., Class A	835	$ 25,409
Helen of Troy Ltd.(1)	2,394	148,069
Hooker Furnishings Corp.	908	16,417
Hovnanian Enterprises, Inc., Class A(1)	483	98,711
Installed Building Products, Inc.	2,428	597,943
iRobot Corp.(1)(2)	2,726	23,689
KB Home	6,819	584,320
Landsea Homes Corp.(1)	2,092	25,836
La-Z-Boy, Inc.	4,316	185,286
Legacy Housing Corp.(1)	819	22,400
LGI Homes, Inc.(1)	2,044	242,255
Lifetime Brands, Inc.	1,219	7,972
Lovesac Co.(1)	1,384	39,651
M/I Homes, Inc.(1)	2,689	460,787
Meritage Homes Corp.	3,572	732,510
Purple Innovation, Inc.(1)	4,415	4,365
Sonos, Inc.(1)	12,358	151,880
Taylor Morrison Home Corp.(1)	10,171	714,614
Traeger, Inc.(1)	3,429	12,619
TRI Pointe Homes, Inc.(1)	9,157	414,904
United Homes Group, Inc.(1)	508	3,119
Vizio Holding Corp., Class A(1)(2)	8,706	97,246
Worthington Enterprises, Inc.	3,062	126,920
		$6,494,916
Household Products — 0.3%
Central Garden & Pet Co.(1)(2)	964	$35,157
Central Garden & Pet Co., Class A(1)	5,133	161,176
Energizer Holdings, Inc.	7,045	223,749
Oil-Dri Corp. of America	405	27,941
WD-40 Co.	1,355	349,428
		$797,451
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)(2)	5,278	$16,784
Montauk Renewables, Inc.(1)	6,625	34,516
Ormat Technologies, Inc.	5,390	414,707
Sunnova Energy International, Inc.(1)(2)	11,009	107,228
		$573,235
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	2,564	$64,946
		$64,946
Industrial REITs — 0.5%
Industrial Logistics Properties Trust	6,397	$30,450
Innovative Industrial Properties, Inc.	2,788	375,265
LXP Industrial Trust	28,478	286,204
Plymouth Industrial REIT, Inc.	4,269	96,479

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs (continued)
Terreno Realty Corp.	9,678	$ 646,781
		$ 1,435,179
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	4,583	$ 51,375
American Coastal Insurance Corp., Class C(1)	1,620	18,257
AMERISAFE, Inc.	1,896	91,634
Baldwin Insurance Group, Inc.(1)	6,671	332,216
Bowhead Specialty Holdings, Inc.(1)	732	20,503
CNO Financial Group, Inc.	10,525	369,427
Crawford & Co., Class A	1,459	16,005
Donegal Group, Inc., Class A	1,516	22,346
Employers Holdings, Inc.	2,664	127,792
Enstar Group Ltd.(1)	1,283	412,600
F&G Annuities & Life, Inc.	1,837	82,151
Fidelis Insurance Holdings Ltd.	5,278	95,321
Genworth Financial, Inc., Class A(1)	42,709	292,557
GoHealth, Inc., Class A(1)	324	3,039
Goosehead Insurance, Inc., Class A(1)	2,277	203,336
Greenlight Capital Re Ltd., Class A(1)	2,647	36,132
Hamilton Insurance Group Ltd., Class B(1)	4,010	77,553
HCI Group, Inc.	839	89,823
Heritage Insurance Holdings, Inc.(1)	2,240	27,418
Hippo Holdings, Inc.(1)	1,933	32,629
Horace Mann Educators Corp.	4,086	142,806
Investors Title Co.	111	25,508
James River Group Holdings Ltd.	3,680	23,074
Kingsway Financial Services, Inc.(1)	879	7,278
Lemonade, Inc.(1)(2)	5,040	83,110
Maiden Holdings Ltd.(1)	7,497	13,270
MBIA, Inc.(1)(2)	4,850	17,314
Mercury General Corp.	2,665	167,842
NI Holdings, Inc.(1)	903	14,159
Oscar Health, Inc., Class A(1)	19,697	417,773
Palomar Holdings, Inc.(1)	2,424	229,480
ProAssurance Corp.(1)	5,370	80,765
Root, Inc., Class A(1)	846	31,962
Safety Insurance Group, Inc.	1,428	116,782
Selective Insurance Group, Inc.	6,162	574,915
Selectquote, Inc.(1)	10,628	23,063
SiriusPoint Ltd.(1)	9,662	138,553
Skyward Specialty Insurance Group, Inc.(1)	3,639	148,216
Stewart Information Services Corp.	2,661	198,883
Tiptree, Inc.	2,311	45,226
Trupanion, Inc.(1)	3,229	135,553
United Fire Group, Inc.	2,075	43,430
Universal Insurance Holdings, Inc.	2,020	44,763
		$5,125,839
Interactive Media & Services — 0.5%
Bumble, Inc., Class A(1)(2)	10,060	$64,183
Security	Shares	Value
Interactive Media & Services (continued)
CarGurus, Inc.(1)	8,652	$ 259,820
Cars.com, Inc.(1)	6,614	110,851
EverQuote, Inc., Class A(1)	2,223	46,883
fuboTV, Inc.(1)(2)	28,397	40,324
Getty Images Holdings, Inc.(1)(2)	9,829	37,448
Grindr, Inc.(1)	2,405	28,692
MediaAlpha, Inc., Class A(1)	3,026	54,801
Nextdoor Holdings, Inc.(1)	17,089	42,381
Outbrain, Inc.(1)	4,048	19,673
QuinStreet, Inc.(1)	5,125	98,041
Shutterstock, Inc.	2,452	86,727
System1, Inc.(1)	2,046	2,292
TrueCar, Inc.(1)	7,838	27,041
Vimeo, Inc.(1)	15,130	76,406
Webtoon Entertainment, Inc.(1)	1,534	17,549
Yelp, Inc.(1)	6,426	225,424
Ziff Davis, Inc.(1)	4,458	216,926
ZipRecruiter, Inc., Class A(1)	6,932	65,854
		$1,521,316
IT Services — 0.7%
Applied Digital Corp.(1)	11,912	$98,274
ASGN, Inc.(1)	4,571	426,154
Backblaze, Inc., Class A(1)	3,910	24,985
BigBear.ai Holdings, Inc.(1)(2)	9,954	14,533
BigCommerce Holdings, Inc., Series 1(1)	6,679	39,072
Core Scientific, Inc.(1)	17,473	207,230
Couchbase, Inc.(1)	3,354	54,066
DigitalOcean Holdings, Inc.(1)	6,430	259,708
Fastly, Inc., Class A(1)	12,512	94,716
Grid Dynamics Holdings, Inc.(1)	5,471	76,594
Hackett Group, Inc.	2,467	64,808
Information Services Group, Inc.	2,665	8,794
Perficient, Inc.(1)	3,400	256,632
Rackspace Technology, Inc.(1)	7,773	19,044
Squarespace, Inc., Class A(1)	5,949	276,212
Thoughtworks Holding, Inc.(1)	9,131	40,359
Tucows, Inc., Class A(1)(2)	790	16,503
Unisys Corp.(1)	6,557	37,244
		$2,014,928
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,840	$181,050
AMMO, Inc.(1)	6,601	9,439
Clarus Corp.	2,191	9,860
Escalade, Inc.	822	11,566
Funko, Inc., Class A(1)	3,416	41,744
JAKKS Pacific, Inc.(1)	597	15,235
Johnson Outdoors, Inc., Class A	405	14,661
Latham Group, Inc.(1)	3,322	22,590
Malibu Boats, Inc., Class A(1)	2,021	78,435

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Marine Products Corp.	813	$ 7,878
MasterCraft Boat Holdings, Inc.(1)	1,615	29,409
Peloton Interactive, Inc., Class A(1)	33,133	155,062
Smith & Wesson Brands, Inc.	4,512	58,566
Solo Brands, Inc., Class A(1)(2)	906	1,277
Sturm Ruger & Co., Inc.	1,738	72,440
Topgolf Callaway Brands Corp.(1)	14,308	157,102
Vista Outdoor, Inc.(1)	5,712	223,796
		$1,090,110
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.(1)(2)	11,286	$57,784
Akoya Biosciences, Inc.(1)(2)	1,199	3,261
BioLife Solutions, Inc.(1)	3,432	85,937
ChromaDex Corp.(1)	4,797	17,509
Codexis, Inc.(1)	4,645	14,307
Conduit Pharmaceuticals, Inc.(1)(2)	2,258	268
CryoPort, Inc.(1)	4,259	34,540
Cytek Biosciences, Inc.(1)	12,042	66,713
Harvard Bioscience, Inc.(1)	3,230	8,689
Lifecore Biomedical, Inc.(1)	2,087	10,289
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	89,922
MaxCyte, Inc.(1)	10,250	39,872
Mesa Laboratories, Inc.	509	66,099
Nautilus Biotechnology, Inc.(1)	3,575	10,189
OmniAb, Inc.(1)	9,652	40,828
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
Pacific Biosciences of California, Inc.(1)(2)	26,094	44,360
Quanterix Corp.(1)	3,475	45,036
Quantum-Si, Inc.(1)(2)	9,906	8,739
Standard BioTools, Inc.(1)(2)	29,558	57,047
		$701,389
Machinery — 3.6%
374Water, Inc.(1)(2)	4,891	$6,652
3D Systems Corp.(1)(2)	12,675	35,997
Alamo Group, Inc.	1,003	180,670
Albany International Corp., Class A	3,058	271,703
Astec Industries, Inc.	2,260	72,184
Atmus Filtration Technologies, Inc.	8,436	316,603
Barnes Group, Inc.	4,550	183,866
Blue Bird Corp.(1)	3,150	151,074
Chart Industries, Inc.(1)(2)	4,355	540,630
Columbus McKinnon Corp.	2,805	100,980
Commercial Vehicle Group, Inc.(1)	2,653	8,622
Douglas Dynamics, Inc.	2,242	61,834
Eastern Co.	510	16,550
Energy Recovery, Inc.(1)	5,537	96,289
Enerpac Tool Group Corp.	5,328	223,190
Enpro, Inc.	2,091	339,118
Security	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	2,553	$ 329,286
Federal Signal Corp.	6,092	569,358
Franklin Electric Co., Inc.	4,589	481,019
Gencor Industries, Inc.(1)	870	18,148
Gorman-Rupp Co.	2,259	87,988
Graham Corp.(1)	1,004	29,708
Greenbrier Cos., Inc.	3,137	159,642
Helios Technologies, Inc.	3,258	155,407
Hillenbrand, Inc.	6,995	194,461
Hillman Solutions Corp.(1)	19,582	206,786
Hyliion Holdings Corp.(1)(2)	14,559	36,106
Hyster-Yale, Inc.	1,071	68,298
John Bean Technologies Corp.	3,178	313,065
Kadant, Inc.	1,167	394,446
Kennametal, Inc.	7,762	201,269
L B Foster Co., Class A(1)	888	18,142
Lindsay Corp.	1,099	136,979
Luxfer Holdings PLC	2,400	31,080
Manitowoc Co., Inc.(1)	3,438	33,074
Mayville Engineering Co., Inc.(1)	912	19,225
Miller Industries, Inc.	1,050	64,050
Mueller Industries, Inc.	11,111	823,325
Mueller Water Products, Inc., Class A	15,487	336,068
NN, Inc.(1)(2)	4,511	17,593
Omega Flex, Inc.	248	12,380
Park-Ohio Holdings Corp.	693	21,275
Proto Labs, Inc.(1)	2,621	76,979
REV Group, Inc.	5,031	141,170
Shyft Group, Inc.	3,397	42,632
SPX Technologies, Inc.(1)	4,476	713,743
Standex International Corp.	1,173	214,401
Taylor Devices, Inc.(1)(2)	233	11,631
Tennant Co.	1,841	176,810
Terex Corp.	6,751	357,195
Titan International, Inc.(1)	5,211	42,366
Trinity Industries, Inc.	8,007	278,964
Twin Disc, Inc.	1,094	13,664
Wabash National Corp.	4,717	90,519
Watts Water Technologies, Inc., Class A	2,775	574,952
		$10,099,166
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$67,565
Genco Shipping & Trading Ltd.	4,153	80,983
Golden Ocean Group Ltd.	12,236	163,718
Himalaya Shipping Ltd.(1)	2,261	19,580
Matson, Inc.	3,445	491,326
Pangaea Logistics Solutions Ltd.	3,008	21,748
Safe Bulkers, Inc.	6,968	36,094
		$881,014

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media — 0.7%
Advantage Solutions, Inc.(1)(2)	8,993	$ 30,846
AMC Networks, Inc., Class A(1)	3,026	26,296
Boston Omaha Corp., Class A(1)(2)	2,278	33,874
Cable One, Inc.(2)	553	193,434
Cardlytics, Inc.(1)(2)	3,307	10,582
Clear Channel Outdoor Holdings, Inc.(1)	36,584	58,534
EchoStar Corp., Class A(1)	12,332	306,080
Emerald Holding, Inc.	1,289	6,432
Entravision Communications Corp., Class A	5,618	11,629
EW Scripps Co., Class A(1)	5,870	13,178
Gambling.com Group Ltd.(1)	1,754	17,575
Gannett Co., Inc.(1)	14,229	79,967
Gray Television, Inc.	8,170	43,791
Ibotta, Inc., Class A(1)	746	45,961
iHeartMedia, Inc., Class A(1)	8,782	16,247
Innovid Corp.(1)	10,437	18,787
Integral Ad Science Holding Corp.(1)	6,724	72,687
John Wiley & Sons, Inc., Class A	3,530	170,323
Magnite, Inc.(1)	12,326	170,715
National CineMedia, Inc.(1)	6,944	48,955
PubMatic, Inc., Class A(1)	4,266	63,435
Scholastic Corp.	2,305	73,783
Sinclair, Inc.(2)	3,125	47,813
Stagwell, Inc.(1)	7,777	54,595
TechTarget, Inc.(1)	2,573	62,910
TEGNA, Inc.	17,267	272,473
Thryv Holdings, Inc.(1)	3,058	52,689
Townsquare Media, Inc., Class A	965	9,804
WideOpenWest, Inc.(1)	4,110	21,578
		$2,034,973
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.	1,077	$254,366
Arch Resources, Inc.	1,722	237,911
Caledonia Mining Corp. PLC	1,356	20,286
Carpenter Technology Corp.	4,733	755,292
Century Aluminum Co.(1)	5,191	84,250
Coeur Mining, Inc.(1)	38,709	266,318
Commercial Metals Co.	11,724	644,351
Compass Minerals International, Inc.(2)	3,406	40,940
Constellium SE(1)	12,688	206,307
Contango ORE, Inc.(1)	778	14,984
Critical Metals Corp.(1)	716	5,327
Dakota Gold Corp.(1)	3,810	8,992
Haynes International, Inc.	1,254	74,663
Hecla Mining Co.	59,512	396,945
i-80 Gold Corp.(1)	32,074	37,206
Ivanhoe Electric, Inc.(1)	8,189	69,279
Kaiser Aluminum Corp.	1,586	115,017
Lifezone Holdings Ltd.(1)(2)	3,577	25,039
Materion Corp.	2,017	225,622
Security	Shares	Value
Metals & Mining (continued)
Metallus, Inc.(1)	4,290	$ 63,621
Metals Acquisition Ltd., Class A(1)	5,277	73,086
Novagold Resources, Inc.(1)	24,037	98,552
Olympic Steel, Inc.	1,021	39,819
Perpetua Resources Corp.(1)	3,119	29,163
Piedmont Lithium, Inc.(1)(2)	1,783	15,922
Radius Recycling, Inc.	2,572	47,685
Ramaco Resources, Inc., Class A	2,216	25,927
Ramaco Resources, Inc., Class B	336	3,615
Ryerson Holding Corp.	2,913	57,998
SSR Mining, Inc.	19,882	112,930
SunCoke Energy, Inc.	8,308	72,113
Tredegar Corp.(1)	2,145	15,637
Universal Stainless & Alloy Products, Inc.(1)	853	32,951
Warrior Met Coal, Inc.	5,164	329,979
Worthington Steel, Inc.	3,062	104,139
		$4,606,232
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.(2)	1,617	$16,510
AG Mortgage Investment Trust, Inc.	2,820	21,178
Angel Oak Mortgage REIT, Inc.	557	5,810
Apollo Commercial Real Estate Finance, Inc.	14,116	129,726
Arbor Realty Trust, Inc.	18,043	280,749
Ares Commercial Real Estate Corp.(2)	5,128	35,896
ARMOUR Residential REIT, Inc.	5,092	103,877
Blackstone Mortgage Trust, Inc., Class A	17,198	326,934
BrightSpire Capital, Inc.	12,807	71,719
Chicago Atlantic Real Estate Finance, Inc.	1,352	20,970
Chimera Investment Corp.	7,716	122,144
Claros Mortgage Trust, Inc.	9,023	67,582
Dynex Capital, Inc.	7,536	96,159
Ellington Financial, Inc.(2)	8,366	107,838
Franklin BSP Realty Trust, Inc.(2)	8,265	107,941
Granite Point Mortgage Trust, Inc.	4,738	15,019
Invesco Mortgage Capital, Inc.(2)	4,656	43,720
KKR Real Estate Finance Trust, Inc.	5,856	72,322
Ladder Capital Corp.	11,260	130,616
MFA Financial, Inc.	10,171	129,375
New York Mortgage Trust, Inc.	9,047	57,267
Nexpoint Real Estate Finance, Inc.	588	9,190
Orchid Island Capital, Inc.	7,252	59,611
PennyMac Mortgage Investment Trust	8,786	125,288
Ready Capital Corp.(2)	15,925	121,508
Redwood Trust, Inc.	13,124	101,449
Seven Hills Realty Trust	1,253	17,254
Sunrise Realty Trust, Inc.(2)	539	7,756
TPG RE Finance Trust, Inc.	5,623	47,964
Two Harbors Investment Corp.	10,519	146,004
		$2,599,376

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.4%
Avista Corp.	7,931	$ 307,326
Black Hills Corp.	6,950	424,784
Northwestern Energy Group, Inc.	6,158	352,361
Unitil Corp.	1,586	96,080
		$ 1,180,551
Office REITs — 0.8%
Brandywine Realty Trust	16,919	$ 92,039
City Office REIT, Inc.	3,686	21,526
COPT Defense Properties	11,405	345,914
Douglas Emmett, Inc.	16,157	283,878
Easterly Government Properties, Inc.	9,929	134,836
Equity Commonwealth(1)	10,434	207,637
Franklin Street Properties Corp.	9,556	16,914
Hudson Pacific Properties, Inc.	13,630	65,151
JBG SMITH Properties	8,693	151,954
NET Lease Office Properties(2)	1,455	44,552
Orion Office REIT, Inc.	5,639	22,556
Paramount Group, Inc.	18,393	90,493
Peakstone Realty Trust	3,628	49,450
Piedmont Office Realty Trust, Inc., Class A	12,278	124,008
Postal Realty Trust, Inc., Class A	1,548	22,663
SL Green Realty Corp.	6,548	455,806
		$2,129,377
Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.(1)(2)	3,550	$8,165
Amplify Energy Corp.(1)	2,675	17,468
Ardmore Shipping Corp.	4,052	73,341
Berry Corp.	7,582	38,972
California Resources Corp.	6,989	366,713
Centrus Energy Corp., Class A(1)	1,204	66,039
Clean Energy Fuels Corp.(1)	16,735	52,046
CNX Resources Corp.(1)	14,678	478,063
Comstock Resources, Inc.(2)	9,139	101,717
CONSOL Energy, Inc.	2,867	300,032
Crescent Energy Co., Class A	14,534	159,147
CVR Energy, Inc.(2)	3,347	77,081
Delek U.S. Holdings, Inc.	6,207	116,381
DHT Holdings, Inc.	13,636	150,405
Diversified Energy Co. PLC(6)	4,604	52,394
Dorian LPG Ltd.	3,571	122,914
Empire Petroleum Corp.(1)(2)	508	2,667
Encore Energy Corp.(1)	18,393	74,308
Energy Fuels, Inc.(1)(2)	18,017	98,913
Evolution Petroleum Corp.	2,605	13,833
Excelerate Energy, Inc., Class A	1,391	30,616
Flex LNG Ltd.(2)	2,961	75,328
FutureFuel Corp.	1,874	10,776
Golar LNG Ltd.	10,026	368,556
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Granite Ridge Resources, Inc.	5,158	$ 30,639
Green Plains, Inc.(1)	5,782	78,288
Gulfport Energy Corp.(1)	1,269	192,063
Hallador Energy Co.(1)	1,886	17,785
HighPeak Energy, Inc.(2)	1,050	14,574
International Seaways, Inc.	4,039	208,251
Kinetik Holdings, Inc.	3,876	175,428
Kosmos Energy Ltd.(1)	47,288	190,571
Magnolia Oil & Gas Corp., Class A	17,545	428,449
Murphy Oil Corp.	14,695	495,809
NACCO Industries, Inc., Class A	304	8,618
NextDecade Corp.(1)(2)	11,328	53,355
Nordic American Tankers Ltd.(2)	20,402	74,875
Northern Oil & Gas, Inc.(2)	10,049	355,835
Par Pacific Holdings, Inc.(1)	5,494	96,694
PBF Energy, Inc., Class A	10,522	325,656
Peabody Energy Corp.(2)	12,541	332,838
PrimeEnergy Resources Corp.(1)	61	8,406
REX American Resources Corp.(1)	1,555	71,981
Riley Exploration Permian, Inc.	821	21,748
Ring Energy, Inc.(1)(2)	11,829	18,926
Sable Offshore Corp.(1)	4,944	116,827
SandRidge Energy, Inc.	3,148	38,500
Scorpio Tankers, Inc.	4,746	338,390
SFL Corp. Ltd.	11,446	132,430
Sitio Royalties Corp., Class A	8,095	168,700
SM Energy Co.	11,591	463,292
Talos Energy, Inc.(1)	14,487	149,940
Teekay Corp.(1)	6,546	60,223
Teekay Tankers Ltd., Class A	2,377	138,460
Uranium Energy Corp.(1)	39,163	243,202
Ur-Energy, Inc.(1)	26,941	32,060
VAALCO Energy, Inc.	10,631	61,022
Verde Clean Fuels, Inc.(1)	355	1,416
Vital Energy, Inc.(1)(2)	2,802	75,374
Vitesse Energy, Inc.(2)	2,473	59,401
W&T Offshore, Inc.(2)	9,698	20,851
World Kinect Corp.	6,132	189,540
		$8,346,292
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$47,177
Sylvamo Corp.	3,446	295,839
		$343,016
Passenger Airlines — 0.3%
Allegiant Travel Co.	1,571	$86,499
Blade Air Mobility, Inc.(1)	4,209	12,375
Frontier Group Holdings, Inc.(1)(2)	3,758	20,105
JetBlue Airways Corp.(1)(2)	30,013	196,885
Joby Aviation, Inc.(1)(2)	39,375	198,056

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Passenger Airlines (continued)
SkyWest, Inc.(1)	4,014	$ 341,270
Spirit Airlines, Inc.(2)	10,907	26,177
Sun Country Airlines Holdings, Inc.(1)	3,720	41,701
Wheels Up Experience, Inc.(1)(2)	8,787	21,265
		$ 944,333
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	7,481	$ 10,773
Edgewell Personal Care Co.	4,820	175,159
Herbalife Ltd.(1)	9,825	70,642
Honest Co., Inc.(1)	7,847	28,014
Inter Parfums, Inc.	1,786	231,251
Medifast, Inc.(1)(2)	1,067	20,422
Nature's Sunshine Products, Inc.(1)	1,018	13,865
Nu Skin Enterprises, Inc., Class A	4,956	36,526
Olaplex Holdings, Inc.(1)(2)	13,585	31,925
USANA Health Sciences, Inc.(1)	1,121	42,508
Veru, Inc.(1)	12,941	9,952
Waldencast PLC, Class A(1)(2)	3,615	13,158
		$684,195
Pharmaceuticals — 1.6%
Alto Neuroscience, Inc.(1)	2,164	$24,756
Alumis, Inc.(1)	1,342	14,333
Amneal Pharmaceuticals, Inc.(1)	15,590	129,709
Amphastar Pharmaceuticals, Inc.(1)	3,762	182,570
ANI Pharmaceuticals, Inc.(1)	1,812	108,104
Aquestive Therapeutics, Inc.(1)	7,276	36,234
Arvinas, Inc.(1)	6,294	155,021
Atea Pharmaceuticals, Inc.(1)	7,514	25,172
Avadel Pharmaceuticals PLC(1)	9,055	118,756
Axsome Therapeutics, Inc.(1)	3,690	331,620
Biote Corp., Class A(1)	2,642	14,742
Cassava Sciences, Inc.(1)(2)	3,951	116,278
Collegium Pharmaceutical, Inc.(1)	3,419	132,110
Contineum Therapeutics, Inc., Class A(1)	680	13,015
Corcept Therapeutics, Inc.(1)	8,191	379,080
CorMedix, Inc.(1)(2)	5,564	44,957
Edgewise Therapeutics, Inc.(1)	7,112	189,819
Enliven Therapeutics, Inc.(1)	3,449	88,087
Esperion Therapeutics, Inc.(1)(2)	18,512	30,545
Evolus, Inc.(1)	5,415	87,723
EyePoint Pharmaceuticals, Inc.(1)(2)	4,898	39,135
Fulcrum Therapeutics, Inc.(1)	6,079	21,702
Harmony Biosciences Holdings, Inc.(1)	2,958	118,320
Harrow, Inc.(1)	2,989	134,385
Innoviva, Inc.(1)	5,422	104,699
Ligand Pharmaceuticals, Inc.(1)	1,656	165,749
Liquidia Corp.(1)(2)	4,913	49,130
Longboard Pharmaceuticals, Inc.(1)	3,168	105,589
Lyra Therapeutics, Inc.(1)	4,741	1,218
Security	Shares	Value
Pharmaceuticals (continued)
MediWound Ltd.(1)(2)	785	$ 14,177
Mind Medicine MindMed, Inc.(1)(2)	7,053	40,132
Nektar Therapeutics(1)	17,490	22,737
Neumora Therapeutics, Inc.(1)(2)	8,241	108,864
Nuvation Bio, Inc.(1)	17,567	40,228
Ocular Therapeutix, Inc.(1)(2)	15,245	132,632
Omeros Corp.(1)	5,027	19,957
Pacira BioSciences, Inc.(1)	4,526	68,116
Phathom Pharmaceuticals, Inc.(1)	3,095	55,958
Phibro Animal Health Corp., Class A	2,069	46,594
Pliant Therapeutics, Inc.(1)	5,614	62,933
Prestige Consumer Healthcare, Inc.(1)	4,971	358,409
Rapport Therapeutics, Inc.(1)	941	19,272
Revance Therapeutics, Inc.(1)	10,547	54,739
Scilex Holding Co.(1)	5,205	4,812
scPharmaceuticals, Inc.(1)(2)	2,385	10,876
SIGA Technologies, Inc.	3,774	25,475
Supernus Pharmaceuticals, Inc.(1)	4,884	152,283
Tarsus Pharmaceuticals, Inc.(1)(2)	3,604	118,536
Telomir Pharmaceuticals, Inc.(1)	471	3,024
Terns Pharmaceuticals, Inc.(1)	5,640	47,038
Theravance Biopharma, Inc.(1)	3,598	29,000
Third Harmonic Bio, Inc.(1)	2,017	27,330
Trevi Therapeutics, Inc.(1)	3,438	11,483
Ventyx Biosciences, Inc.(1)(2)	4,650	10,137
Verrica Pharmaceuticals, Inc.(1)(2)	1,724	2,500
WaVe Life Sciences Ltd.(1)	7,334	60,139
Xeris Biopharma Holdings, Inc.(1)	14,205	40,484
Zevra Therapeutics, Inc.(1)(2)	4,261	29,571
		$4,579,994
Professional Services — 2.2%
Alight, Inc., Class A(1)	42,967	$317,956
Asure Software, Inc.(1)	1,563	14,145
Barrett Business Services, Inc.	2,740	102,777
BlackSky Technology, Inc.(1)	1,220	5,783
CBIZ, Inc.(1)	4,783	321,848
Conduent, Inc.(1)	16,976	68,413
CRA International, Inc.	671	117,640
CSG Systems International, Inc.	2,955	143,761
DLH Holdings Corp.(1)	831	7,778
ExlService Holdings, Inc.(1)	15,924	607,501
Exponent, Inc.	5,121	590,349
First Advantage Corp.(1)	5,435	107,885
FiscalNote Holdings, Inc.(1)(2)	5,142	6,582
Forrester Research, Inc.(1)	966	17,398
Franklin Covey Co.(1)	1,203	49,479
Heidrick & Struggles International, Inc.	1,956	76,010
HireQuest, Inc.	443	6,273
Huron Consulting Group, Inc.(1)	1,742	189,355
IBEX Holdings Ltd.(1)	718	14,346

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
ICF International, Inc.	1,890	$ 315,233
Innodata, Inc.(1)(2)	2,633	44,155
Insperity, Inc.	3,637	320,056
Kelly Services, Inc., Class A	3,255	69,689
Kforce, Inc.	1,926	118,353
Korn Ferry	5,207	391,775
Legalzoom.com, Inc.(1)	13,345	84,741
Maximus, Inc.	6,180	575,729
Mistras Group, Inc.(1)	1,720	19,556
NV5 Global, Inc.(1)	1,440	134,611
Planet Labs PBC(1)(2)	18,824	41,977
Resources Connection, Inc.	3,200	31,040
Spire Global, Inc.(1)(2)	2,185	21,828
Sterling Check Corp.(1)	3,146	52,601
TriNet Group, Inc.	3,195	309,819
TrueBlue, Inc.(1)	3,148	24,838
TTEC Holdings, Inc.(2)	1,918	11,259
Upwork, Inc.(1)	12,952	135,348
Verra Mobility Corp.(1)	16,868	469,099
Willdan Group, Inc.(1)	1,228	50,287
WNS Holdings Ltd.(1)	4,542	239,409
		$6,226,682
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(1)	112	$1,965
Anywhere Real Estate, Inc.(1)	10,639	54,046
Compass, Inc., Class A(1)	38,451	234,936
Cushman & Wakefield PLC(1)	23,197	316,175
eXp World Holdings, Inc.(2)	7,935	111,804
Forestar Group, Inc.(1)	1,808	58,525
FRP Holdings, Inc.(1)	1,176	35,115
Kennedy-Wilson Holdings, Inc.	11,899	131,484
Marcus & Millichap, Inc.	2,400	95,112
Maui Land & Pineapple Co., Inc.(1)	623	13,986
Newmark Group, Inc., Class A	13,379	207,776
Offerpad Solutions, Inc.(1)	1,023	4,153
Opendoor Technologies, Inc.(1)(2)	62,774	125,548
RE/MAX Holdings, Inc., Class A(1)	1,564	19,472
Real Brokerage, Inc.(1)	9,322	51,737
Redfin Corp.(1)	11,880	148,856
RMR Group, Inc., Class A	1,361	34,542
St. Joe Co.	3,653	213,007
Star Holdings(1)	1,028	14,228
Stratus Properties, Inc.(1)	442	11,488
Tejon Ranch Co.(1)	2,066	36,258
Transcontinental Realty Investors, Inc.(1)	94	2,706
		$1,922,919
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A(1)	14,746	$133,304
BRT Apartments Corp.	1,176	20,674
Security	Shares	Value
Residential REITs (continued)
Centerspace	1,503	$ 105,916
Clipper Realty, Inc.	1,313	7,484
Elme Communities	8,738	153,701
Independence Realty Trust, Inc.	22,520	461,660
NexPoint Residential Trust, Inc.	2,244	98,759
UMH Properties, Inc.	6,199	121,934
Veris Residential, Inc.	7,866	140,487
		$ 1,243,919
Retail REITs — 1.2%
Acadia Realty Trust	10,031	$235,528
Alexander's, Inc.	184	44,594
CBL & Associates Properties, Inc.	2,226	56,095
Getty Realty Corp.	4,944	157,269
InvenTrust Properties Corp.	6,760	191,781
Kite Realty Group Trust	21,999	584,293
Macerich Co.	21,570	393,437
NETSTREIT Corp.(2)	7,878	130,223
Phillips Edison & Co., Inc.	12,222	460,892
Retail Opportunity Investments Corp.	12,239	192,519
Saul Centers, Inc.	1,207	50,646
SITE Centers Corp.	4,653	281,507
Tanger, Inc.	10,586	351,243
Urban Edge Properties	12,398	265,193
Whitestone REIT	4,835	65,418
		$3,460,638
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(1)	4,782	$97,074
Aehr Test Systems(1)(2)	2,571	33,037
Alpha & Omega Semiconductor Ltd.(1)	2,305	85,562
Ambarella, Inc.(1)	3,803	214,508
Axcelis Technologies, Inc.(1)	3,300	346,005
CEVA, Inc.(1)	2,293	55,376
Cohu, Inc.(1)	4,642	119,299
Credo Technology Group Holding Ltd.(1)	13,044	401,755
Diodes, Inc.(1)	4,510	289,046
Everspin Technologies, Inc.(1)	1,907	11,251
FormFactor, Inc.(1)	7,700	354,200
GCT Semiconductor Holding, Inc.(1)(2)	742	2,486
Ichor Holdings Ltd.(1)	3,189	101,442
Impinj, Inc.(1)	2,323	502,976
indie Semiconductor, Inc., Class A(1)(2)	15,597	62,232
Kulicke & Soffa Industries, Inc.	5,375	242,574
MaxLinear, Inc.(1)	7,878	114,073
Navitas Semiconductor Corp.(1)(2)	11,326	27,749
NVE Corp.	394	31,469
PDF Solutions, Inc.(1)	3,045	96,466
Photronics, Inc.(1)	6,070	150,293
Power Integrations, Inc.	5,734	367,664
QuickLogic Corp.(1)(2)	1,351	10,362

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(1)	11,028	$ 465,602
Rigetti Computing, Inc.(1)(2)	13,859	10,853
Semtech Corp.(1)	6,357	290,261
Silicon Laboratories, Inc.(1)	3,247	375,256
SiTime Corp.(1)	1,862	319,352
SkyWater Technology, Inc.(1)(2)	1,736	15,763
SMART Global Holdings, Inc.(1)(2)	4,804	100,644
Synaptics, Inc.(1)	3,819	296,278
Ultra Clean Holdings, Inc.(1)	4,422	176,570
Veeco Instruments, Inc.(1)	5,446	180,426
		$5,947,904
Software — 5.7%
8x8, Inc.(1)	11,167	$22,781
A10 Networks, Inc.	7,021	101,383
ACI Worldwide, Inc.(1)	10,684	543,816
Adeia, Inc.	10,636	126,675
Agilysys, Inc.(1)	2,283	248,778
Airship AI Holdings, Inc.(1)	303	697
Alarm.com Holdings, Inc.(1)	4,781	261,377
Alkami Technology, Inc.(1)	4,315	136,095
Altair Engineering, Inc., Class A(1)	5,791	553,098
American Software, Inc., Class A	2,770	30,996
Amplitude, Inc., Class A(1)	6,680	59,920
Appian Corp., Class A(1)(2)	4,079	139,257
Arteris, Inc.(1)	2,703	20,867
Asana, Inc., Class A(1)	8,418	97,565
AudioEye, Inc.(1)	684	15,629
Aurora Innovation, Inc.(1)	94,878	561,678
AvePoint, Inc.(1)	12,433	146,336
Bit Digital, Inc.(1)(2)	9,122	32,018
Blackbaud, Inc.(1)	4,182	354,132
BlackLine, Inc.(1)	5,683	313,361
Blend Labs, Inc., Class A(1)	22,620	84,825
Box, Inc., Class A(1)	14,069	460,478
Braze, Inc., Class A(1)	6,679	215,999
C3.ai, Inc., Class A(1)	8,569	207,627
Cerence, Inc.(1)(2)	4,008	12,625
Cipher Mining, Inc.(1)(2)	16,915	65,461
Cleanspark, Inc.(1)(2)	23,155	216,268
Clear Secure, Inc., Class A	8,894	294,747
Clearwater Analytics Holdings, Inc., Class A(1)	15,372	388,143
Commvault Systems, Inc.(1)	4,342	668,017
Consensus Cloud Solutions, Inc.(1)	1,958	46,111
CS Disco, Inc.(1)	1,668	9,808
Daily Journal Corp.(1)	134	65,673
Dave, Inc.(1)(2)	766	30,609
Digimarc Corp.(1)(2)	1,402	37,686
Digital Turbine, Inc.(1)	9,410	28,889
Domo, Inc., Class B(1)	3,023	22,703
D-Wave Quantum, Inc.(1)(2)	8,581	8,434
Security	Shares	Value
Software (continued)
E2open Parent Holdings, Inc.(1)	20,729	$ 91,415
eGain Corp.(1)	1,491	7,604
Enfusion, Inc., Class A(1)	4,960	47,070
Envestnet, Inc.(1)(2)	5,005	313,413
EverCommerce, Inc.(1)	2,327	24,108
Freshworks, Inc., Class A(1)	20,947	240,472
Hut 8 Corp.(1)(2)	7,857	96,327
iLearningEngines Holdings, Inc.(1)	2,872	4,796
Instructure Holdings, Inc.(1)(2)	1,938	45,640
Intapp, Inc.(1)	3,975	190,124
InterDigital, Inc.(2)	2,563	362,998
Jamf Holding Corp.(1)	8,298	143,970
Kaltura, Inc.(1)	6,855	9,323
Life360, Inc.(1)	588	23,138
LiveRamp Holdings, Inc.(1)	6,444	159,682
MARA Holdings, Inc.(1)(2)	27,699	449,278
Matterport, Inc.(1)	24,746	111,357
MeridianLink, Inc.(1)	2,591	53,297
Mitek Systems, Inc.(1)(2)	4,210	36,501
N-able, Inc.(1)	6,953	90,806
NCR Voyix Corp.(1)	14,255	193,440
NextNav, Inc.(1)(2)	7,350	55,051
Olo, Inc., Class A(1)	10,204	50,612
ON24, Inc.(1)	3,120	19,094
OneSpan, Inc.(1)	3,953	65,897
Ooma, Inc.(1)	2,353	26,801
Pagaya Technologies Ltd., Class A(1)	3,958	41,836
PagerDuty, Inc.(1)	9,319	172,867
Porch Group, Inc.(1)(2)	7,562	11,608
PowerSchool Holdings, Inc., Class A(1)	6,032	137,590
Prairie Operating Co.(1)	410	3,592
Progress Software Corp.	4,207	283,426
PROS Holdings, Inc.(1)	4,443	82,284
Q2 Holdings, Inc.(1)	5,961	475,509
Qualys, Inc.(1)	3,761	483,138
Rapid7, Inc.(1)	6,281	250,549
Red Violet, Inc.(1)	1,096	31,181
Rekor Systems, Inc.(1)(2)	6,961	8,214
ReposiTrak, Inc.	1,148	21,204
Rimini Street, Inc.(1)	3,438	6,360
Riot Platforms, Inc.(1)(2)	28,899	214,431
Roadzen, Inc.(1)	1,482	1,764
Sapiens International Corp. NV	3,055	113,860
SEMrush Holdings, Inc., Class A(1)	3,554	55,833
Silvaco Group, Inc.(1)	614	8,780
SolarWinds Corp.	5,026	65,589
SoundHound AI, Inc., Class A(1)(2)	27,805	129,571
SoundThinking, Inc.(1)	986	11,428
Sprinklr, Inc., Class A(1)	12,826	99,145
Sprout Social, Inc., Class A(1)	4,948	143,838
SPS Commerce, Inc.(1)	3,759	729,885

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Telos Corp.(1)	5,513	$ 19,792
Tenable Holdings, Inc.(1)	11,946	484,052
Terawulf, Inc.(1)(2)	22,548	105,525
Varonis Systems, Inc.(1)	11,169	631,048
Verint Systems, Inc.(1)	6,288	159,275
Vertex, Inc., Class A(1)	5,317	204,758
Viant Technology, Inc., Class A(1)	874	9,675
Weave Communications, Inc.(1)	3,215	41,152
WM Technology, Inc.(1)	8,176	7,113
Workiva, Inc.(1)	5,024	397,499
Xperi, Inc.(1)	4,164	38,475
Yext, Inc.(1)	10,639	73,622
Zeta Global Holdings Corp., Class A(1)	18,106	540,102
Zuora, Inc., Class A(1)	14,140	121,887
		$15,960,233
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,989	$52,135
Four Corners Property Trust, Inc.	8,977	263,116
Gladstone Land Corp.	3,332	46,315
Outfront Media, Inc.	14,672	269,671
PotlatchDeltic Corp.	7,897	355,760
Safehold, Inc.	5,040	132,199
Uniti Group, Inc.	23,685	133,584
		$1,252,780
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)	2,081	$16,502
Aaron's Co., Inc.	2,660	26,467
Abercrombie & Fitch Co., Class A(1)	5,000	699,500
Academy Sports & Outdoors, Inc.	7,218	421,243
aka Brands Holding Corp.(1)(2)	61	1,440
American Eagle Outfitters, Inc.	18,475	413,655
America's Car-Mart, Inc.(1)	578	24,230
Arhaus, Inc.	5,020	61,796
Arko Corp.	8,129	57,066
Asbury Automotive Group, Inc.(1)	2,052	489,587
BARK, Inc.(1)	9,359	15,255
Beyond, Inc.(1)(2)	4,484	45,199
Boot Barn Holdings, Inc.(1)	2,998	501,505
Buckle, Inc.	3,037	133,537
Build-A-Bear Workshop, Inc.	1,064	36,570
Caleres, Inc.	3,449	113,989
Camping World Holdings, Inc., Class A(2)	4,156	100,658
Citi Trends, Inc.(1)	788	14,476
Designer Brands, Inc., Class A	4,336	32,000
Destination XL Group, Inc.(1)	4,482	13,177
EVgo, Inc.(1)	10,242	42,402
Foot Locker, Inc.	8,166	211,009
Genesco, Inc.(1)	983	26,708
Group 1 Automotive, Inc.	1,341	513,657
Security	Shares	Value
Specialty Retail (continued)
GrowGeneration Corp.(1)(2)	4,242	$ 9,035
Haverty Furniture Cos., Inc.	1,371	37,661
J Jill, Inc.	376	9,276
Lands' End, Inc.(1)	1,134	19,584
Leslie's, Inc.(1)	17,657	55,796
MarineMax, Inc.(1)	2,124	74,914
Monro, Inc.	3,098	89,408
National Vision Holdings, Inc.(1)	7,721	84,236
ODP Corp.(1)	3,492	103,887
OneWater Marine, Inc., Class A(1)(2)	953	22,786
Petco Health & Wellness Co., Inc.(1)	8,134	37,010
RealReal, Inc.(1)(2)	9,589	30,109
Revolve Group, Inc.(1)(2)	4,079	101,078
RumbleON, Inc., Class B(1)	1,573	7,535
Sally Beauty Holdings, Inc.(1)	10,669	144,778
Shoe Carnival, Inc.(2)	1,826	80,070
Signet Jewelers Ltd.(2)	4,327	446,287
Sleep Number Corp.(1)	2,108	38,619
Sonic Automotive, Inc., Class A	1,548	90,527
Stitch Fix, Inc., Class A(1)	8,194	23,107
ThredUp, Inc., Class A(1)	7,003	5,897
Tile Shop Holdings, Inc.(1)	2,729	17,984
Tilly's, Inc., Class A(1)	1,890	9,639
Torrid Holdings, Inc.(1)	979	3,848
Upbound Group, Inc.	5,479	175,273
Urban Outfitters, Inc.(1)	6,277	240,472
Victoria's Secret & Co.(1)	7,689	197,607
Warby Parker, Inc., Class A(1)	8,425	137,580
Winmark Corp.	284	108,752
Zumiez, Inc.(1)	1,649	35,124
		$6,449,507
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class A	2,493	$34,952
Corsair Gaming, Inc.(1)	3,645	25,369
CPI Card Group, Inc.(1)	351	9,768
Diebold Nixdorf, Inc.(1)	2,476	110,578
Eastman Kodak Co.(1)(2)	5,624	26,545
Immersion Corp.(2)	2,586	23,067
IonQ, Inc.(1)(2)	19,437	169,879
Turtle Beach Corp.(1)	1,190	18,255
Xerox Holdings Corp.(2)	12,117	125,775
		$544,188
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc., Class A(1)	12,705	$86,902
G-III Apparel Group Ltd.(1)	4,157	126,872
Hanesbrands, Inc.(1)	34,991	257,184
Kontoor Brands, Inc.	5,639	461,157
Movado Group, Inc.	1,587	29,518
Oxford Industries, Inc.	1,489	129,186

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Rocky Brands, Inc.	588	$ 18,734
Steven Madden Ltd.	7,344	359,783
Superior Group of Cos., Inc.	1,274	19,734
Vera Bradley, Inc.(1)	2,166	11,826
Wolverine World Wide, Inc.	7,724	134,552
		$ 1,635,448
Tobacco — 0.2%
Ispire Technology, Inc.(1)(2)	1,837	$ 11,398
Turning Point Brands, Inc.	1,675	72,276
Universal Corp.	2,397	127,305
Vector Group Ltd.	14,452	215,624
		$426,603
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc.	2,313	$15,590
Applied Industrial Technologies, Inc.	3,856	860,389
Beacon Roofing Supply, Inc.(1)	6,452	557,646
BlueLinx Holdings, Inc.(1)	869	91,610
Boise Cascade Co.	4,012	565,612
Custom Truck One Source, Inc.(1)	4,543	15,673
Distribution Solutions Group, Inc.(1)	894	34,428
DNOW, Inc.(1)	10,910	141,066
DXP Enterprises, Inc.(1)	1,272	67,874
EVI Industries, Inc.	392	7,577
FTAI Aviation Ltd.	10,102	1,342,556
GATX Corp.	3,616	478,939
Global Industrial Co.	1,285	43,651
GMS, Inc.(1)	3,999	362,189
H&E Equipment Services, Inc.	3,197	155,630
Herc Holdings, Inc.	2,851	454,535
Hudson Technologies, Inc.(1)	4,324	36,062
Karat Packaging, Inc.	359	9,295
McGrath RentCorp	2,391	251,725
MRC Global, Inc.(1)	8,341	106,264
Rush Enterprises, Inc., Class A	6,163	325,591
Rush Enterprises, Inc., Class B	846	40,566
Titan Machinery, Inc.(1)	2,046	28,501
Transcat, Inc.(1)	849	102,534
Willis Lease Finance Corp.	234	34,822
Xometry, Inc., Class A(1)(2)	4,114	75,574
		$6,205,899
Transportation Infrastructure — 0.0%(3)
Sky Harbour Group Corp.(1)(2)	1,111	$12,265
		$12,265
Water Utilities — 0.4%
American States Water Co.	3,699	$308,090
Cadiz, Inc.(1)(2)	3,349	10,147
Security	Shares	Value
Water Utilities (continued)
California Water Service Group	5,772	$ 312,958
Consolidated Water Co. Ltd.	1,557	39,252
Global Water Resources, Inc.	641	8,070
Middlesex Water Co.	1,742	113,648
Pure Cycle Corp.(1)	1,502	16,176
SJW Group	3,307	192,170
York Water Co.	1,406	52,669
		$ 1,053,180
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	6,590	$47,316
Spok Holdings, Inc.	1,468	22,108
Telephone and Data Systems, Inc.	9,837	228,710
		$298,134
Total Common Stocks (identified cost $202,975,649)		$266,127,672

Exchange-Traded Funds — 2.3%

Security	Shares	Value
Equity Funds — 2.3%
iShares Russell 2000 ETF(2)	28,500	$ 6,295,365
Total Exchange-Traded Funds (identified cost $5,597,066)		$ 6,295,365

Miscellaneous — 0.0%

Security	Shares	Value
Miscellaneous — 0.0%
Empire Resorts, Inc., Escrow Certificates(1)(2)(4)	270	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(4)	9,591	1,726
GTx, Inc. CVR(1)(4)(5)	57	0
Icosavax, Inc. CVR(1)(4)(5)	2,705	839
Inhibrx, Inc. CVR(1)(4)(5)	3,412	2,209
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	611
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	41
		$5,734

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,312
		$ 2,312
Oil, Gas & Consumable Fuels — 0.0%(3)
Empire Petroleum Corp., Exp. 10/16/24(1)	508	$ 6
		$ 6
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)(5)	3,447	$ 3,792
		$ 3,792
Pharmaceuticals — 0.0%(3)
Alimera Sciences, Inc. CVR(1)(2)(4)(5)	2,099	$84
Chinook Therapeutics, Inc. CVR(1)(4)(5)	5,764	2,248
Jounce Therapeutics, Inc. CVR(1)(2)(4)(5)	2,585	78
Rain Oncology, Inc. CVR(1)(2)(4)(5)	1,403	70
		$2,480
Total Rights (identified cost $15,289)		$14,324

Warrants — 0.0%(3)

Security	Shares	Value
Chemicals — 0.0%(3)
Danimer Scientific, Inc., Exp. 7/15/25(1)	2,333	$ 187
Total Warrants (identified cost $0)		$ 187

Short-Term Investments — 5.7%
Affiliated Fund — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(7)	7,664,372	$ 7,664,372
Total Affiliated Fund (identified cost $7,664,372)		$ 7,664,372
Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(8)	7,327,926	$ 7,327,926
Total Securities Lending Collateral (identified cost $7,327,926)		$ 7,327,926

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(9)	$1,000	$ 969,690
Total U.S. Treasury Obligations (identified cost $967,826)		$ 969,690
Total Short-Term Investments (identified cost $15,960,124)		$ 15,961,988
Total Investments — 102.7% (identified cost $224,548,128)		$288,399,536

Other Assets, Less Liabilities — (2.7)%	$ (7,445,796)
Net Assets — 100.0%	$280,953,740

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $27,628,681 and the total market value of the collateral received by the Fund was $28,621,514, comprised of cash of $7,327,926 and U.S. government and/or agencies securities of $21,293,588.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $12,592, which represents less than 0.05% of the net assets of the Fund as of September 30, 2024.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $52,394 or less than 0.05% of the Fund's net assets.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	77	Long	12/20/24	$8,659,420	$42,235
					$42,235
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Alimera Sciences, Inc. CVR	9/17/24	84
Chinook Therapeutics, Inc. CVR	8/14/23	2,248
Flexion Therapeutics, Inc. CVR	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR	5/30/24	2,218
Jounce Therapeutics, Inc. CVR	5/5/23	23
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Rain Oncology, Inc. CVR	1/29/24	70
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,664,372, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,273,713	$34,596,453	$(32,205,794)	$ —	$ —	$7,664,372	$259,794	7,664,372

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

CVT
Russell 2000® Small Cap Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$266,127,672(2)	$ —	$0	$266,127,672
Exchange-Traded Funds	6,295,365	—	—	6,295,365
Miscellaneous	—	—	0	0
Rights	—	6	14,318	14,324
Warrants	187	—	—	187
Short-Term Investments:
Affiliated Fund	7,664,372	—	—	7,664,372
Securities Lending Collateral	7,327,926	—	—	7,327,926
U.S. Treasury Obligations	—	969,690	—	969,690
Total Investments	$287,415,522	$969,696	$14,318	$288,399,536
Futures Contracts	$42,235	$ —	$ —	$42,235
Total	$287,457,757	$969,696	$14,318	$288,441,771

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2024 is not presented.
For  information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.